CASH TRUST SERIES, INC.
PRIME CASH SERIES
TREASURY CASH SERIES
GOVERNMENT CASH SERIES
MUNICIPAL CASH SERIES
COMBINED PROSPECTUS

This combined prospectus offers shares in Prime Cash Series (the "Prime Fund"), Treasury Cash Series (the "Treasury Fund"), Government Cash Series (the "Government Fund"), and Municipal Cash Series (the "Municipal Fund"). Each of these Funds is a separate money-market portfolio of Cash Trust Series, Inc. (the "Company"). Except for the Municipal Fund, each Fund is diversified and seeks current income consistent with stability of principal and liquidity. The Municipal Fund is non-diversified and seeks current income exempt from federal regular income tax consistent with stability of principal.

THE SHARES OFFERED BY THIS COMBINED PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. EACH FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO DO SO.

This combined prospectus contains the information you should read and know before you invest in any of the Funds. Keep this prospectus for future reference.

Each Fund has also filed a Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in each Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of a Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received it electronically, free of charge by calling 1-800-235-4669. To obtain other information, or to make inquiries about a Fund, contact your financial institution.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1995



--------------------------------------------------------------------------------
                               TABLE OF CONTENTS

Summary of Fund Expenses.......................................................1

Financial Highlights...........................................................2

General Information............................................................4

Investment Information.........................................................4
  Investment Objective.........................................................4
  Investment Policies..........................................................4
  More About the Municipal Fund................................................8
  Investment Limitations......................................................10
  Regulatory Compliance.......................................................10

Cash Trust Series, Inc. Information...........................................11
  Management of Cash Trust
     Series, Inc..............................................................11
  Distribution of Shares......................................................12
  Administration of the Company...............................................12

Net Asset Value...............................................................13

How to Purchase Shares........................................................14
  Purchasing Shares Through a
     Financial Institution....................................................14
  Purchasing Shares by Wire...................................................14
  Purchasing Shares by Mail...................................................14
  Special Purchase Features...................................................14
  Systematic Investment Program...............................................14

How to Redeem Shares..........................................................15
  Redeeming Through a Financial
     Institution..............................................................15
  Redeeming Shares by Telephone...............................................15
  Redeeming Shares by Mail....................................................15
  Special Redemption Features.................................................16
  Check Writing...............................................................16
  Debit Card..................................................................16
  Systematic Withdrawal Program...............................................16

Account and Share Information.................................................17
  Dividends...................................................................17
  Capital Gains...............................................................17
  Certificates and Confirmations..............................................17

Accounts with Low Balances....................................................17
  Voting Rights...............................................................17

Tax Information...............................................................18
  Federal Income Tax..........................................................18

Performance Information.......................................................19

Addresses.....................................................................20


--------------------------------------------------------------------------------

                            SUMMARY OF FUND EXPENSES
                            CASH TRUST SERIES, INC.

                                                SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering
price)......................................................................
None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering
price)......................................................................
None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
applicable)....................................................       None
Redemption Fee (as a percentage of amount redeemed, if
applicable).........................................       None
Exchange
Fee.............................................................................
 ..................       None

                                               ANNUAL FUND OPERATING EXPENSES
                                          (As a percentage of average net
assets)

TREASURY
                                                      GOVERNMENT
MUNICIPAL               PRIME            CASH
                                                     CASH SERIES           CASH
SERIES           CASH SERIES        SERIES
Management Fee
  (after waiver) (1)...........................             0.42%
0.45%                 0.30%
12b-1 Fee (2)..................................             0.10%
0.10%                 0.10%
Total Other Expenses...........................             0.47%
0.44%                 0.59%
     Shareholder Services Fee..................  0.25%                 0.25%
0.25%                 0.25%
          Total Fund Operating Expenses (3)....             0.99%
0.99%                 0.99%


                                          (As a

Management Fee
  (after waiver) (1)...........................  0.42%
12b-1 Fee (2)..................................  0.10%
Total Other Expenses...........................  0.47%
     Shareholder Services Fee..................
          Total Fund Operating Expenses (3)....  0.99%

(1) The management fees have been reduced to reflect the voluntary waivers of a portion of the management fees. The adviser can terminate these voluntary waivers at any time at its sole discretion. The maximum management fees are 0.50%

(2)  The maximum 12b-1 fees are 0.35%.

(3) The Total Fund Operating Expenses would have been 1.07%, 1.04%, 1.19%, and 1.07% absent the voluntary waivers of a portion of the management fees for Government Cash Series, Municipal Cash Series, Prime Cash Series, and Treasury Cash Series Funds, respectively.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "CASH TRUST SERIES, INC., INFORMATION." Wire transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                      1
year     3 years    5 years    10 years
You would pay the following expenses on a $1,000 investment on any Fund in the Cash Trust Series, Inc., assuming (1) a 5% annual return and (2)
redemption at the end of each time period:................................
$10        $32        $55        $121

     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                            CASH TRUST SERIES, INC.
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated July 14, 1995, on the Fund's financial statements for the year ended May 31, 1995, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

PRIME CASH SERIES

YEAR ENDED MAY 31,

                                                       1995       1994
1993       1992       1991       1990(A)
NET ASSET VALUE, BEGINNING OF PERIOD                 $    1.00  $    1.00  $
1.00  $    1.00  $    1.00   $    1.00
---------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------
  Net investment income                                   0.05       0.02
0.03       0.04       0.07        0.06
---------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------
  Distributions from net investment income               (0.05)     (0.02)
(0.03)     (0.04)     (0.07)      (0.06)
---------------------------------------------------  ---------  ---------  -----
----  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                       $    1.00  $    1.00  $
1.00  $    1.00  $    1.00   $    1.00
---------------------------------------------------  ---------  ---------  -----
----  ---------  ---------  -----------
TOTAL RETURN (B)                                          4.60%      2.48%
2.61%      4.37%      6.99%       6.56%
---------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------
  Expenses                                                0.99%      0.99%
0.99%      0.98%      0.94%       0.73%(c)
---------------------------------------------------
  Net investment income                                   4.57%      2.45%
2.58%      4.21%      6.50%       7.82%(c)
---------------------------------------------------
  Expense waiver/reimbursement (d)                        0.20%      0.18%
0.15%      0.22%      0.44%       0.46%(c)
---------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------
  Net assets, end of period (000 omitted)           $1,027,083   $791,147
$796,832   $750,016    $562,465     $189,254
---------------------------------------------------

(a) Reflects operations for the period from August 18, 1989 (date of initial public investment) to May 31, 1990.
(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.
(c) Computed on an annualized basis.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

TREASURY CASH SERIES

YEAR ENDED MAY 31,

                                                       1995       1994
1993       1992       1991       1990(A)
NET ASSET VALUE, BEGINNING OF PERIOD                 $    1.00  $    1.00  $
1.00  $    1.00  $    1.00   $    1.00
---------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------
  Net investment income                                   0.04       0.02
0.02       0.04       0.07        0.02
---------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------
  Distributions from net investment income               (0.04)     (0.02)
(0.02)     (0.04)     (0.07)      (0.02)
---------------------------------------------------  ---------  ---------  -----
----  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                       $    1.00  $    1.00  $
1.00  $    1.00  $    1.00   $    1.00
---------------------------------------------------  ---------  ---------  -----
----  ---------  ---------  -----------
TOTAL RETURN (B)                                          4.34%      2.37%
2.47%      4.24%      6.83%       2.42%
---------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------
  Expenses                                                0.99%      0.99%
0.99%      0.98%      0.88%       0.60%(c)
---------------------------------------------------
  Net investment income                                   4.26%      2.33%
2.46%      4.18%      6.39%       7.75%(c)
---------------------------------------------------
  Expense waiver/reimbursement (d)                        0.08%      0.10%
0.04%      0.04%      0.22%       0.44%(c)
---------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------
  Net assets, end of period (000 omitted)             $424,091   $427,005
$532,334   $638,761   $713,430      $127,800
---------------------------------------------------

(a) Reflects operations for the period from February 7, 1990 (date of initial public investment) to May 31, 1990.
(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.
(c) Computed on an annualized basis.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report dated May 31, 1995, which can be obtained free of charge.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                            CASH TRUST SERIES, INC.
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated July 14, 1995, on the Fund's financial statements for the year ended May 31, 1995, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

GOVERNMENT CASH SERIES

YEAR ENDED MAY 31,

                                                       1995       1994
1993       1992       1991       1990(A)
NET ASSET VALUE, BEGINNING OF PERIOD                 $    1.00  $    1.00  $
1.00  $    1.00  $    1.00   $    1.00
---------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------
  Net investment income                                   0.04       0.02
0.03       0.04       0.07        0.06
---------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------
  Distributions from net investment income               (0.04)     (0.02)
(0.03)     (0.04)     (0.07)      (0.06)
---------------------------------------------------  ---------  ---------  -----
----  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                       $    1.00  $    1.00  $
1.00  $    1.00  $    1.00   $    1.00
---------------------------------------------------  ---------  ---------  -----
----  ---------  ---------  -----------
TOTAL RETURN (B)                                          4.43%      2.45%
2.54%      4.33%      6.80%       6.53%
---------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------
  Expenses                                                0.99%      0.99%
0.99%      0.98%      0.94%       0.73%(c)
---------------------------------------------------
  Net investment income                                   4.35%      2.41%
2.53%      4.25%      6.48%       7.74%(c)
---------------------------------------------------
  Expense waiver/reimbursement (d)                        0.08%      0.09%
0.06%      0.06%      0.13%       0.32%(c)
---------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------
  Net assets, end of period (000 omitted)             $453,096    $401,334
$400,231   $550,675   $631,718      $493,995
---------------------------------------------------

(a) Reflects operations for the period from August 23, 1989, (date of initial public investment) to May 31, 1990.
(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.
(c) Computed on an annualized basis.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

MUNICIPAL CASH SERIES

YEAR ENDED MAY 31,

                                                        1995       1994
1993       1992       1991       1990(A)
NET ASSET VALUE, BEGINNING OF PERIOD                  $    1.00  $    1.00  $
1.00  $    1.00  $    1.00   $    1.00
----------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------
  Net investment income                                    0.03       0.02
0.03       0.04       0.05        0.04
----------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------
  Distribution from net investment income                 (0.03)     (0.02)
(0.03)     (0.04)     (0.05)      (0.04)
----------------------------------------------------  ---------  ---------  ----
-----  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                        $    1.00  $    1.00  $
1.00  $    1.00  $    1.00   $    1.00
----------------------------------------------------  ---------  ---------  ----
-----  ---------  ---------  -----------
TOTAL RETURN (B)                                           2.84%      1.83%
2.11%      3.53%      5.24%       4.68%
----------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------
  Expenses                                                 0.99%      0.99%
0.99%      0.98%      0.94%       0.73%(c)
----------------------------------------------------
  Net investment income                                    2.76%      1.81%
2.10%      3.42%      5.02%       5.76%(c)
----------------------------------------------------
  Expense waiver/reimbursement (d)                         0.05%      0.06%
0.03%      0.03%      0.17%       0.45%(c)
----------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------
  Net assets, end of period (000 omitted)              $445,164   $574,801
$456,205  $516,814   $403,151      $195,897
----------------------------------------------------

(a) Reflects operations for the period from August 25, 1989 (date of initial public investment) to May 30, 1990.
(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.
(c) Computed on an annualized basis.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report dated May 31, 1995, which can be obtained free of charge.




                              GENERAL INFORMATION

The Company is an open-end management investment company which was established as a Maryland corporation under Articles of Incorporation dated February 1, 1993. The Articles of Incorporation permit the Company to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. Each Fund is designed for customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers, and broker/dealers as a convenient means of accumulating an interest in a professionally managed portfolio investing only in short-term money market securities. A minimum initial investment of $10,000 is required, except for qualified retirement plans which have a minimum initial investment of $1,000. (The Municipal Fund may not be a suitable investment for retirement plans because it invests primarily in municipal securities.) Subsequent investments must be in amounts of at least $500.

Each Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

Except for the Municipal Fund, the investment objective of each Fund is current income consistent with stability of principal and liquidity. The investment objective of the Municipal Fund is current income exempt from federal regular income tax consistent with stability of principal. An investment objective cannot be changed without shareholder approval. While there is no assurance that a Fund will achieve its investment objective, each endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

Each Fund pursues its investment objective by investing only in money market securities maturing in 13 months or less. All securities must be denominated and payable in U.S. dollars. The average maturity of the securities in each Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. The Municipal Fund has a fundamental policy that at least 80% of its annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the alternative minimum tax for corporations.) Unless indicated as fundamental, investment policies may be changed by the Company's Board of Directors without shareholder approval, but shareholders would be notified before any material change was made.

The Treasury Fund will limit its investments to those which, if owned directly, pay interest exempt from state personal income tax. Therefore, dividends paid by the Treasury Fund may be exempt from state personal income tax.

                             ACCEPTABLE INVESTMENTS

The Prime Fund invests in high quality money market instruments that are either rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to: domestic issues of corporate debt obligations, including variable rate demand notes; commercial paper (including Canadian Commercial Paper and Europaper); certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments"); short-term credit facilities; asset-backed securities; obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities; and other money market instruments.

The Treasury Fund invests only in U.S. Treasury bills, notes, and bonds, which are fully guaranteed as to principal and interest by the United States.

The Government Fund invests only in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies or instrumentalities, and include: U.S. Treasury bills, notes, and bonds; discount notes of U.S. government agencies or instrumentalities such as Farm Credit Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; Financing Bank; The Student Loan Marketing Association; National Credit Union Administration; and Tennessee Valley Authority. Some government agency securities are backed by the full faith and credit of the U.S. Treasury, while others are supported by: the agency's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. government to purchase certain of the agency's obligations; or the agency's credit.

The Municipal Fund invests primarily in municipal securities issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax. These securities must be rated in one of the two highest short-term rating categories by one or more NRSRO's or be of comparable quality to securities having such ratings. Examples of municipal securities include, but are not limited to: tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues; bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds; municipal commercial paper and other short-term notes; variable rate demand notes; municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and participation, trust, and partnership interests in any of the foregoing obligations.


                                    RATINGS



An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated A-1+, A-1, A-2, SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), Prime-1, Prime-2, MIG-1, or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or_-) , F-2 (+ or_-), FIN-1+, FIN-1, or Fin-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Prime Fund will limit its investments in securities rated in the second highest short-term rating category e.g., A-2 by S&P, Prime-2 by Moody's, or F-2 (+ or_-) by Fitch, to not more than 5% of its total assets, with not more than 1% invested in the securities of any one issuer.



The Prime and Municipal Funds will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."


                           VARIABLE RATE DEMAND NOTES

Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Prime Fund or the Municipal Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Prime Fund and the Municipal Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit these Funds to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Prime Fund and the Municipal Fund treat variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

                                BANK INSTRUMENTS

The Prime Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Prime Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

ECDs, ETDs, Yankee CDs, Canadian Commercial Paper and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Prime Fund's adviser in selecting investments for the Fund.

                            ASSET-BACKED SECURITIES

Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

                          SHORT-TERM CREDIT FACILITIES

The Prime Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Prime Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.

                             REPURCHASE AGREEMENTS

Certain securities in which the Funds invest may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Funds and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities.

                               CREDIT ENHANCEMENT

Certain of the Prime Fund's and the Municipal Fund's acceptable investments may be credit enhanced by a guaranty, letter of credit, or insurance. The Funds typically evaluate the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Funds will not treat credit enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Funds to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership, or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

                                DEMAND FEATURES

The Prime Fund and the Municipal Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Funds. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Funds use these arrangements to provide the Funds with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

                 WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Each of the Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more or less than the market value of the securities on the settlement date. A Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

                        LENDING OF PORTFOLIO SECURITIES

As a matter of fundamental policy, in order to generate additional income, the Prime Fund and the Government Fund may lend their portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Funds will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Funds' Directors and will receive collateral at all times equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

                          CONCENTRATION OF INVESTMENTS

As a matter of fundamental policy, the Prime Fund may invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the Prime Fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. Captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent will, for purposes of industry concentration, be classified in the industry of their parent's corporation. In addition, the Prime Fund may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment.

MORE ABOUT THE MUNICIPAL FUND

                            PARTICIPATION INTERESTS

The Municipal Fund may purchase interests in municipal securities from financial institutions such as commercial and investment banks, savings and loan associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Municipal Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying municipal securities.

                                MUNICIPAL LEASES

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

                             TEMPORARY INVESTMENTS

From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Municipal Fund may invest in tax-exempt or taxable securities such as: obligations issued by or on behalf of municipal or corporate issuers having the same quality characteristics as described above; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements. Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain municipal securities is subject to the federal alternative minimum tax.

                              MUNICIPAL SECURITIES

Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment. The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

Yields on municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of municipal securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of municipal securities acceptable for purchase by the Fund could become limited.

The Municipal Fund may invest in municipal securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these municipal securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

                              NON-DIVERSIFICATION

The Municipal Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers. However, the Municipal Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

Each Fund may borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a security for a percentage of its cash value with an agreement to buy it back on a set date) in amounts of up to one-third of the value of its total assets, and may pledge up to 10% of its total assets to secure such borrowings.

The Prime Fund and the Municipal Fund may invest in restricted securities. However, neither Fund may invest more than 10% of its total assets in these securities, except for Section 4(2) commercial paper in the case of the Prime Fund, and except for restricted securities determined to be liquid under criteria established by the Directors in the case of the Municipal Fund.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Directors without shareholder approval. Shareholders would be notified before any material change was made.

None of the Funds will invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

REGULATORY COMPLIANCE

Each Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and each Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, each Fund will comply with the various requirements of Rule 2a-7 which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Prime Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. A Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. Also, each Fund will determine the effective maturity of its investments, and the Prime and Municipal Funds will determine their ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. Each Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

                            CASH TRUST SERIES, INC.
                                  INFORMATION

MANAGEMENT OF CASH TRUST
SERIES, INC.

                               BOARD OF DIRECTORS

The Company is managed by a Board of Directors. The Directors are responsible for managing each Fund's business affairs and for exercising all the Company's powers except those reserved for the shareholders. The Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

                               INVESTMENT ADVISER

Investment decisions for each Fund are made by Federated Advisers, the investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for each Fund and is responsible for the purchase and sale of portfolio instruments.

                                 ADVISORY FEES

The adviser receives an annual investment advisory fee equal to .50 of 1% of each Fund's average daily net assets. The adviser has undertaken to reimburse each Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of a Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

                              ADVISER'S BACKGROUND

Federated Advisers is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Company and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Funds and their portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Funds' shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Funds; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.


DISTRIBUTION OF SHARES
Federated Securities Corp. is the principal distributor for shares of each Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

                          DISTRIBUTION AND SHAREHOLDER
                                    SERVICES


Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), each Fund may pay to the distributor an amount, computed at an annual rate of .35 of 1% of the average daily net asset value of the Fund to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support as agents for their clients or customers.


The Distribution Plan is a compensation-type plan. As such, no Fund makes no payments to the distributor except as described above. Therefore, a Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from a Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by a Fund under the Distribution Plan.



In addition, each Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which a Fund may make payments up to .25 of 1% of the average daily net asset value of a Fund to obtain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholders Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. From time to time and for such periods as deemed appropriate, the amounts stated above may be reduced voluntarily. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by each Fund, the distributor, or Federated Shareholder Services, as appropriate.



                            SUPPLEMENTAL PAYMENTS TO
                             FINANCIAL INSTITUTIONS



The distributor may also pay financial institutions a fee for providing certain services to shareholders or as financial assistance for providing substantial marketing and sales support. The support may include sponsoring sales, educational, and training seminars for employees of the financial institution, providing sales literature, and engineering computer software programs that emphasize the attributes of the Funds. Such financial assistance will be predicated upon the amount of shares of the Funds the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made in addition to the amounts paid under the Plan(s) may be reimbursed by the adviser or its affiliates, and not the Funds.


ADMINISTRATION OF THE COMPANY

                            ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and accounting services) necessary to operate the Funds. Federated Administrative Services provides these at an annual rate as specified below:

                         AVERAGE AGGREGATE
   MAXIMUM FEE           DAILY NET ASSETS
    .15 of 1%      on the first $250 million
   .125 of 1%      on the next $250 million
    .10 of 1%      on the next $250 million
   .075 of 1%      on assets in excess of
                   $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

                                   CUSTODIAN


State Street Bank and Trust Company, Boston, MA is custodian for the securities and cash of each Fund.


                          TRANSFER AGENT AND DIVIDEND
                                DISBURSING AGENT

Federated Services Company, Boston, MA is transfer agent for the shares of, and dividend disbursing agent for, each Fund.

                              INDEPENDENT AUDITORS

The independent auditors for each Fund are Deloitte & Touche LLP, Pittsburgh,
PA.

                                NET ASSET VALUE

Each Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing its portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Funds cannot guarantee that their net asset values will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m., and 4:00 p.m. (Eastern time) and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                             HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales load, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased as described below either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly to the Funds, with a minimum initial investment of $10,000 or more and additional investments of as little as $500. The minimum initial investment for retirement plans is only $1,000. (Financial institutions may impose different minimum investment requirements on their customers.)

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Funds before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION

Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when a Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE


Shares may be purchased by wire by calling the appropriate Fund before 3:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention; EDGEWIRE; For Credit to: (Fund Name); (Fund Number) (this number can be found on the account statement or by contacting the Funds) Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.


PURCHASING SHARES BY MAIL

Shares may be purchased by sending a check made payable to the name of the appropriate Fund to: Federated Services Company P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM

A minimum of $500 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in a Fund's shares. Shareholders should contact their financial institution or the Funds to participate in this program.


                              HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after a Fund receives the redemption request. Redemptions will be made on days on which the Funds compute their net asset values. Redemption requests must be received in proper form and can be made as described below.

REDEEMING THROUGH A FINANCIAL INSTITUTION

Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Funds provided the Funds have a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time will include that day's dividends but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through an ACH member will not be wired until that method of payment has cleared.

Telephone instructions will be recorded and, if reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Funds shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request together with certificates, if issued, to: Fund Name, Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600.

The written request should state: Fund Name; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.


If share certificates have been issued, they should be sent by insured mail with the written request to: Federated Services Company, 500 Victory Road-2nd Floor,


North Quincy, MA 02171.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Funds, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by: a commercial or savings bank, trust company or savings and loan association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Funds do not accept signatures guaranteed by a notary public.


SPECIAL REDEMPTION FEATURES

CHECK WRITING

Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. A fee will be charged for this service. The check writing service allows the shareholder to receive the daily dividend declared on the shares to be redeemed until the check is presented to State Street Bank for payment. However, checks should never be made payable or sent to State Street Bank or a Fund to redeem shares, and a check may not be written to close an account. Canceled checks are sent to the shareholder each month.

DEBIT CARD

Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM

If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institution or the Funds.

                               ACCOUNT AND SHARE
                                  INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Funds unless cash payments are requested by writing to the Funds.

CAPITAL GAINS

The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Funds, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Funds or Federated Services Company in writing. Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

                           ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, if an account balance falls below $10,000 due to shareholder redemptions, the Funds may redeem all of the remaining shares in that account (except accounts maintained by retirement plans) and pay the proceeds to the shareholder. Before shares are redeemed to close an account, the shareholder will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS


Each share of the Company gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Company have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Maryland corporation, the Company is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Company's or a Fund's operation and for the election of Directors under certain circumstances. As of September 8, 1995, McDonald & Co. Securities, Inc., Cincinnati, Ohio, may for certain purposes be deemed to control the Municipal Fund because it is owner of record, in nominee name accounts for the benefit of their customers, of certain shares of the Municipal Fund.


Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Directors upon the written request of shareholders owning at least 10% of the outstanding shares of the Company.

                                TAX INFORMATION

FEDERAL INCOME TAX

The Funds will pay no federal income tax because they expect to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by one Fund will not be combined for tax purposes with those realized by any other Fund.

Except for shareholders of the Municipal Fund, shareholders not otherwise exempt are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

Shareholders of the Municipal Fund are not required to pay the federal regular income tax on any dividends received from the Municipal Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Municipal Fund may purchase all types of municipal bonds, including private activity bonds. The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax. Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. These tax consequences apply whether dividends are received in cash or as additional shares.

                             STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

The Funds are subject to Pennsylvania corporate franchise taxes, but Fund shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

                          OTHER STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                            PERFORMANCE INFORMATION

From time to time the Funds advertise their yield and effective yield, and the Municipal Fund also advertises its tax-equivalent yield.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but it is adjusted to reflect the taxable yield that would have to be earned to equal the Municipal Fund's tax exempt yield, assuming a specified tax rate.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare the Funds' performance to certain indices.


                                   ADDRESSES

                            Cash Trust Series, Inc.
                           Federated Investors Tower
                         Pittsburgh, Pennsylvania 15222

                                  DISTRIBUTOR
                        Federated Securities Corporation
                           Federated Investors Tower
                              Pittsburgh, PA 15222

                               INVESTMENT ADVISER
                               Federated Advisers
                           Federated Investors Tower
                              Pittsburgh, PA 15222

                                   CUSTODIAN
                      State Street Bank and Trust Company
                                 P.O. Box 8600
                             Boston, MA 02266-8600

                          TRANSFER AGENT AND DIVIDEND
                                DISBURSING AGENT
                           Federated Services Company
                                 P.O. Box 8600
                             Boston, MA 02266-8600

                              INDEPENDENT AUDITORS
                             Deloitte & Touche LLP
                                 One PPG Place
                              Pittsburgh, PA 15222




                                                               CASH TRUST
SERIES, INC.

                                             PRIME CASH SERIES
                                             TREASURY CASH SERIES
                                             GOVERNMENT CASH SERIES
                                             MUNICIPAL CASH SERIES
                                             COMBINED PROSPECTUS
                                             Portfolios of Cash Trust Series,
                                             Inc.,
                                             An Open-End Management
                                             Investment Company


                                             September 30, 1995






[LOGO] FEDERATED SECURITIES CORP.
       DISTRIBUTOR

       A subsidiary of FEDERATED INVESTORS

       FEDERATED INVESTORS TOWER
       PITTSBURGH, PA 15222-3779

       Cusip 147551105
       Cusip 147551402
       Cusip 147551204
       Cusip 147551303
       G00861-01 (9/95)

GOVERNMENT CASH SERIES
(A PORTFOLIO OF CASH TRUST SERIES, INC.)

PROSPECTUS

The shares of Government Cash Series (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Cash Trust Series, Inc. (the "Company"), an open-end management investment company (a mutual fund). The Fund invests in short-term U.S. government securities to achieve current income consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact your financial institution.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                         INVESTING IN THE FUND         8
                                         ------------------------------------

SUMMARY OF FUND EXPENSES      1

------------------------------------
                                          Share Purchases              8

                                        Through a Financial Institution  8
FINANCIAL HIGHLIGHTS--  GOVERNMENT
CASH SERIES                   2
------------------------------------       By Wire                     8

                                           By Mail                     8

                                        Systematic Investment Program    8
GENERAL INFORMATION           3
------------------------------------

                                          Minimum Investment Required  9

                                       Certificates and Confirmations    9
INVESTMENT INFORMATION        3
------------------------------------

                                          Dividends                    9

                                       Capital Gains                9
 Investment Objective         3

 Investment Policies          3      REDEEMING SHARES              9
                                      ------------------------------------
  Acceptable Investments      3

  Repurchase Agreements       4

  When-Issued and Delayed Delivery        Through a Financial Institution   9
     Transactions             4

  Lending of Portfolio Securities  4       Receiving Payment          10

                                            By Wire                   10

 Investment Limitations       4       By Mail                     10

 Regulatory Compliance        5        By Writing a Check         10

                                        By VISA Card               11
FUND INFORMATION              5
------------------------------------      Telephone Redemption        11

                                          By a Systematic Withdrawal
                                          Program                     11

 Management of the Fund       5       Accounts with Low Balances  11

  Board of Directors          5

  Investment Adviser          5      SHAREHOLDER INFORMATION      11
                                      ------------------------------------
   Advisory Fees              5

   Adviser's Background       5

 Distribution of Shares       6       Voting Rights               11

  Distribution and Shareholder
     Services                 6      TAX INFORMATION              12
                                         ------------------------------------

  Supplemental Payments to
     Financial Institutions   7

 Administration of the Fund   7       Federal Income Tax          12

  Administrative Services     7       Pennsylvania Corporate and
                                         Personal Property Taxes   12
  Custodian                   7

  Transfer Agent and Dividend              Other State and Local Taxes     12
     Disbursing Agent         7

  Independent Auditors        7
                                         PERFORMANCE INFORMATION      12

                                      ------------------------------------
NET ASSET VALUE               8

------------------------------------

                                         ADDRESSES                    13

                                         ------------------------------------

SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                       SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
 (as a percentage of offering price)...............................         None
Maximum Sales Load Imposed on Reinvested Dividends
 (as a percentage of offering price)...............................         None
Contingent Deferred Sales Charge (as a percentage of original pur-
chase price
 or redemption proceeds, as applicable)............................         None
Redemption Fee (as a percentage of amount redeemed, if applicable).         None
Exchange Fee.......................................................         None
                        ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (after waiver) (1)..................................        0.42%
12b-1 Fee (after waiver) (2).......................................        0.10%
Total Other Expenses...............................................        0.47%
  Shareholder Services Fee.........................................  0.25%
    Total Fund Operating Expenses (3)..............................        0.99%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate its voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.
(2) The maximum 12b-1 fee is 0.35%.
(3) The total Fund operating expenses would have been 1.07% absent the voluntary waiver of a portion of the management fee.

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "CASH TRUST SERIES, INC. INFORMATION." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------                                         ------ ------- ------- --------
You would pay the following expenses on a
$1,000 investment,
assuming (1) 5% annual return and (2) redemp-
tion at the end
of each time period............................  $10     $32     $55     $121

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

GOVERNMENT CASH SERIES
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated July 14, 1995, on the Fund's financial statements for the year ended May 31, 1995, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                          YEAR ENDED MAY 31,
                         -----------------------------------------------------
                           1995     1994     1993     1992     1991   1990(A)
-----------------------  -------- -------- -------- -------- -------- --------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
-----------------------
INCOME FROM INVESTMENT
 OPERATIONS
-----------------------
 Net investment income      0.04     0.02     0.03     0.04     0.07     0.06
-----------------------
LESS DISTRIBUTIONS
-----------------------
 Distributions from net
 investment income         (0.04)   (0.02)   (0.03)   (0.04)   (0.07)   (0.06)
-----------------------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE, END OF   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
 PERIOD                   ------   ------   ------   ------   ------   ------
-----------------------
TOTAL RETURN (B)            4.43%    2.45%    2.54%    4.33%    6.80%    6.53%
-----------------------
RATIOS TO AVERAGE NET
 ASSETS
-----------------------
 Expenses                   0.99%    0.99%    0.99%    0.98%    0.94%
0.73%(c)
-----------------------
 Net investment income      4.35%    2.41%    2.53%    4.25%    6.48%
7.74%(c)
-----------------------
 Expense
 waiver/reimbursement
 (d)                        0.08%    0.09%    0.06%    0.06%    0.13%
0.32%(c)
-----------------------
SUPPLEMENTAL DATA
-----------------------
 Net assets, end of
 period (000 omitted)
-----------------------  $453,096 $401,334 $400,231 $550,675 $631,718 $493,995

(a) Reflects operations for the period from August 23, 1989, (date of initial public investment) to May 31, 1990.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated May 31, 1995, which can be obtained free of charge.

GENERAL INFORMATION
-------------------------------------------------------------------------------

The Company was established as a Maryland corporation under Articles of Incorporation dated February 1, 1993. The Articles of Incorporation permit the Company to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed for customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers, and broker/dealers as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing only in short-term U.S. government securities. A minimum initial investment of $10,000 is required, except for retirement plans which have a minimum initial investment of $1,000. Subsequent investments must be in amounts of at least $500.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in a portfolio of U.S. government securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests only in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

  . direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and
  . notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.

  Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

  . the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;
  . discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or . the credit of the agency or instrumentality.

REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Directors and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of its total assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

CASH TRUST SERIES, INC. INFORMATION
-------------------------------------------------------------------------------

MANAGEMENT OF CASH TRUST SERIES, INC.

BOARD OF DIRECTORS. The Company is managed by a Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Company's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

  ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

  ADVISER'S BACKGROUND. Federated Advisers, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son,
  J. Christopher Donahue, who is President and Trustee of Federated
  Investors.

  Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Company and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

DISTRIBUTION AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the Fund may pay to the distributor an amount, computed at an annual rate of
 .35 of 1% of the average daily net asset value of the Fund to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support as agents for their clients or customers.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Distribution Plan.

In addition the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of the Fund to obtain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated

Shareholders Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. From time to time and for such periods as deemed appropriate, the amounts stated above may be reduced voluntarily. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund, the distributor, or Federated Shareholder Services, as appropriate.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may also pay financial institutions a fee for providing certain services to shareholders or as financial assistance for providing substantial marketing and sales support. The support may include sponsoring sales, educational, and training seminars for employees of the financial institution, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such financial assistance will be predicated upon the amount of shares of the Fund the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made in addition to the amounts paid under the Plan(s) may be reimbursed by the adviser or its affiliates, and not the Fund.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

                                                    AVERAGE AGGREGATE
        MAXIMUM FEE                                 DAILY NET ASSETS
        -----------                        -----------------------------------
        .15  of 1%                         on the first $250 million
        .125 of 1%                         on the next $250 million
        .10  of 1%                         on the next $250 million
        .075 of 1%                         on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund.

INDEPENDENT AUDITORS. The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, PA.

NET ASSET VALUE
-------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND
-------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased as described below. Accounts may be opened through a financial institution (such as a bank or broker/dealer) or by completing, signing, and returning the new account form available from the Fund. In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

THROUGH A FINANCIAL INSTITUTION. Investors may call their financial institutions to place an order. Orders through a financial institution are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

BY WIRE. To purchase by wire, call the Fund before 3:00 p.m. (Eastern time) to place an order. All information needed will be taken over the telephone, and the order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that same day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention; EDGEWIRE; For Credit to: Government Cash Series; Fund Number (this number can be found on the account statement or by contacting the Fund) Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028.

BY MAIL. To purchase by mail, send a check made payable to Government Cash Series to: Federated Services Company, Government Cash Series, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

SYSTEMATIC INVESTMENT PROGRAM. Under this program, funds in a minimum of $500 are automatically withdrawn periodically from the shareholder's checking account at any Automated Clearing House member institution and invested in Fund shares.

Shareholders should contact their financial institution and/or the Fund to participate in this program.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment is $10,000. The minimum initial investment for retirement plans is $1,000. Minimum subsequent investments must be $500. Minimum investments will be calculated by combining all accounts maintained with the Fund. The Fund may from time to time waive the minimum investment requirements.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

REDEEMING SHARES
-------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

THROUGH A FINANCIAL INSTITUTION

Shares may be redeemed by calling the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request from the financial institution. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. The financial institution may charge customary fees and commissions for this service.

An authorization form permitting redemption requests by telephone must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, another method of redemption, such as "By Mail," should be considered.

RECEIVING PAYMENT. Pursuant to instructions from the financial institution, redemptions will be made by check or by wire.

  BY WIRE. Proceeds for redemption requests received before 12:00 noon, (Eastern time) will be wired the same day but will not be entitled to that day's dividend. Redemption requests received after 12:00 noon, (Eastern time) will receive that day's dividends and will be wired the following business day.

BY MAIL

Shares may be redeemed by sending a written request to: Government Cash Series, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: Government Cash Series; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they should be sent by insured mail with the written request to: Federated Services Company, 500 Victory Road-2nd Floor, North Quincy, MA 02171.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

  . a trust company or commercial bank whose deposits are insured by the Bank
     Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");
  . a member of the New York, American, Boston, Midwest, or Pacific Stock
     Exchanges;
  . a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or
  . any other "eligible guarantor institution," as defined in the Securities
     Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

BY WRITING A CHECK. At the shareholder's request, a checking account for redeeming shares will be established. For further information, contact State Street Bank and Trust Company.

With this checking account, shares may be redeemed by writing a check for $100 or more. The redemption will be made at the net asset value on the date that the check is presented to the Fund. A check may not be written to close an account. A shareholder may obtain cash by negotiating the check through the shareholder's local bank. Checks should never be made payable or sent to State Street Bank and Trust Company to redeem shares. Cancelled checks are sent to the shareholder each month.

BY VISA CARD. At the shareholder's request, State Street Bank and Trust Company will establish a VISA account. This account allows a shareholder to redeem shares by using a VISA card. A fee, determined by State Street Bank and Trust Company, will be charged to the account for this service. For further information, contact the Fund.

TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

If the redemption request is received before 12:00 noon (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 12:00 noon (Eastern time). However, the proceeds are not wired until the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 12:00 noon (Eastern time).

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

BY A SYSTEMATIC WITHDRAWAL PROGRAM

If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an Automated Clearing House member. Shareholders may apply for participation in this program through their financial institution.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Company have equal voting rights, except that in matters affecting only a particular portfolio, only shares of that portfolio are entitled to vote. As a Maryland corporation, the Company is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Company's or the Fund's operation and for the election of Directors, under certain circumstances.

Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Directors upon the written request of shareholders owning at least 10% of the outstanding shares of the Company.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Company's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES

Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

OTHER STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

ADDRESSES
--------------------------------------------------------------------------------

Cash Trust Series, Inc.                           Federated Investors Tower
                                                  Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Distributor
              Federated Securities Corporation    Federated Investors Tower
                                                  Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Investment Adviser
              Federated Advisers                  Federated Investors Tower
                                                  Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Custodian
              State Street Bank and Trust Company
                                                  P.O. Box 8600 Boston, MA
                                                  02266-8600
--------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
              Federated Services Company
                                                  P.O. Box 8600 Boston, MA
                                                  02266-8600
--------------------------------------------------------------------------------

Independent Public Accountants
              Deloitte & Touche LLP               2500 One PPG Place
                                                  Pittsburgh, PA 15222
--------------------------------------------------------------------------------

                                        GOVERNMENT CASH SERIES

                                        PROSPECTUS


                                        A Diversified Portfolio of

                                        Cash Trust Series, Inc., an Open-End
                                        Management Investment Company

                                        September 30, 1995


[LOGO] FEDERATED SECURITIES CORP.
       DISTRIBUTOR

       A subsidiary of FEDERATED INVESTORS

       FEDERATED INVESTORS TOWER
       PITTSBURGH, PA 15222-3779

       Cusip 147551204
       9080103A (9/95)



GOVERNMENT CASH SERIES

(A PORTFOLIO OF CASH TRUST SERIES, INC.)
Statement of Additional Information










   This Statement of Additional Information should be read with the prospectus of Government Cash Series (the "Fund"), a portfolio of Cash Trust Series, Inc. (the "Company") dated September 30, 1995. This Statement is not a prospectus. To receive a copy of a prospectus, write or call the Fund.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779

   Statement dated September 30, 1995


Federated Securities Corp.
Distributor
A subsidiary of Federated Investors

TABLE OF CONTENTS

FUND HISTORY                     1    BROKERAGE TRANSACTIONS           3
INVESTMENT POLICIES              1    CASH TRUST SERIES, INC.
 ACCEPTABLE INVESTMENTS         1     MANAGEMENT                       4
 WHEN-ISSUED AND DELAYED               THE FUNDS                      7
  DELIVERY TRANSACTIONS         1      SHARE OWNERSHIP                8
 REPURCHASE AGREEMENTS          1      DIRECTORS COMPENSATION         8
 REVERSE REPURCHASE AGREEMENTS  1      DIRECTOR LIABILITY             9
 LENDING OF PORTFOLIO SECURITIES1
INVESTMENT LIMITATIONS           2
 SELLING SHORT AND BUYING ON
  MARGIN                        2
 ISSUING SENIOR SECURITIES AND
  BORROWING MONEY               2
 PLEDGING ASSETS                2
 LENDING CASH OR SECURITIES     2
 INVESTING IN COMMODITIES       2
 INVESTING IN REAL ESTATE       2
 UNDERWRITING                   2
 CONCENTRATION OF INVESTMENTS   2
 DIVERSIFICATION OF INVESTMENTS 2
 INVESTING IN RESTRICTED
  SECURITIES                    3
 INVESTING IN ILLIQUID
  SECURITIES                    3
 INVESTING IN SECURITIES OF
  OTHER INVESTMENT COMPANIES    3
 INVESTING IN NEW ISSUERS       3
 INVESTING FOR CONTROL          3
 INVESTING IN ISSUERS WHOSE
  SECURITIES ARE
  OWNED BY OFFICERS AND
  DIRECTORS                     3
 INVESTING IN OPTIONS           3
 INVESTING IN MINERALS          3
INVESTMENT ADVISORY SERVICES                                           9
 INVESTMENT ADVISER             9
 ADVISORY FEES                  9
  STATE EXPENSE LIMITATIONS     9
FUND ADMINISTRATION              9
DISTRIBUTION PLAN AND
 SHAREHOLDER SERVICES AGREEMENT  9
DETERMINING NET ASSET VALUE     10
REDEMPTION IN KIND              10
THE FUND'S TAX STATUS           10
PERFORMANCE INFORMATION         11
 YIELD                         11
 EFFECTIVE YIELD               11
 TOTAL RETURN                  11
 PERFORMANCE COMPARISONS       11
ABOUT FEDERATED INVESTORS       12
 MUTUAL FUND MARKET            12
 INSTITUTIONAL                 12
 TRUST ORGANIZATIONS           12
 BROKER/DEALERS                12
FINANCIAL STATEMENTS            13


FUND HISTORY
The Fund is a portfolio of Cash Trust Series, Inc. (the "Company"). The Fund was established as a portfolio of Cash Trust Series, a Massachusetts business Trust, on May 16, 1989, and on June 15, 1993, reorganized as a portfolio of a corporation organized under the laws of the State of Maryland. It is qualified to do business as a foreign corporation in Pennsylvania.
INVESTMENT POLICIES
Unless indicated otherwise, the policies described below may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS
Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than that of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities. The Fund may purchase variable rate U.S. government securities upon the determination by the Directors that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Directors.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled. LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
INVESTMENT LIMITATIONS
SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.
The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In these cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.
LENDING CASH OR SECURITIES
The Fund will not lend any assets, except portfolio securities. This shall not prevent the Fund from engaging in transactions permitted by its investment objective, policies, limitations or Articles of Incorporation.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in any one industry. The U.S. government is not considered to be an industry. DIVERSIFICATION OF INVESTMENTS
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.
The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN RESTRICTED SECURITIES
The Fund will not invest in securities subject to restrictions on resale under federal securities law.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.
INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS
The Fund will not purchase or retain the securities of any issuer if the Officers and Directors of the Company or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items". Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
Cash Trust Series, Inc. Management
Officers and Directors are listed with their addresses, present positions with Cash Trust Series, Inc., and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Director
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of
J. Christopher Donahue, Executive Vice President and Director of the Company.

Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Director
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Director
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Director
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.

J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President and Director
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Director
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Director
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.

Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center -- Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Director
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.

Peter E. Madden
70 Westcliff Road
Westin, MA
Birthdate:  March 16, 1942
Director
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.

Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center -- Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Director
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Director
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Director
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Director
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
President
Executive Vice President and Trustee, Federated Investors; Director, Federated Research Corp.; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice President, Treasurer, and Trustee, Federated Investors; Vice President and Treasurer, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Executive Vice President, Treasurer, and Director, Federated Securities Corp.; Trustee, Federated Services Company and Federated Shareholder Services; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President of the Funds.

David M. Taylor *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Senior Vice President, Federated Administrative Services; Treasurer of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Vice President, Secretary, and Trustee, Federated Advisers, Federated Management, and Federated Research; Vice President and Secretary, Federated Research Corp. and Passport Research, Ltd.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; Secretary and Trustee, Federated Shareholder Services; Executive Vice President and Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.

     * This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
     @ Member of the Executive Committee. The Executive Committee of the Board
       of Directors handles the responsibilities of the Board of Directors between meetings of the Board.
THE FUNDS
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated Growth Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S, Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Directors as a group own less than 1% of the Fund's outstanding shares.
As of September 18, 1995,, the following shareholder(s) of record owned, in nominee name accounts for the benefit of their customers, 5% or more of the outstanding shares of the Government Cash Series: BHC Securities Inc., Philadelphia, PA, owned approximately 75,183,562.75 shares (14.64%) and Voyageur Fund Managers, Minneapolis, MN, owned approximately 26,736,190.49 shares (5.20%).
DIRECTORS COMPENSATION
                 AGGREGATE
NAME ,         COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
CORPORATION      CORPORATION*#      FROM FUND COMPLEX +

John F. Donahue, $0        $0 for the Fund and
Chairman and Director         68 other investment companies in the Fund Complex
Thomas G. Bigley,          $2,395  $20,688 for the Fund and
Director                   49 other investment companies in the Fund Complex
John T. Conroy,  $3,515    $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
William J. Copeland,       $3,515  $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
James E. Dowd,   $3,515    $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.,   $3,225  $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.,   $3,515  $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
Peter E. Madden, $2,749    $90,563 for the Fund and
Director                   64 other investment companies in the Fund Complex
Gregor F. Meyer, $3,225    $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
John E. Murray, Jr.,       $1,600  $0 for the Fund and
Director                   64 other investment companies in the Fund Complex
Wesley W. Posvar,          $3,225  $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
Marjorie P. Smuts,         $3,225  $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex

*Information is furnished for the fiscal year ended May 31, 1995.
#The aggregate compensation is provided for the Corporation which is comprised of 4 portfolios.
+The information is provided for the last calendar year.
DIRECTOR LIABILITY
The Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES
INVESTMENT ADVISER
The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Company, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Company. ADVISORY FEES
For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended May 31, 1995, 1994, and 1993, the adviser earned $2,041,481, $2,214,398, and
$2,620,146, respectively, of which $311,977, $401,216, and $337,190, respectively, were waived.
  State Expense Limitations
  The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
  If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
  This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators".) For the fiscal years ended May 31, 1995, 1994, and 1993, the Administrators earned $309,080, $400,965, and $429,715, respectively. Dr. Henry J. Gailliot, an officer of Federated Advisers, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders ^ by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; and (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal period ending May 31, 1995, payments in the amount of $408,296 were made pursuant to the Distribution Plan, all of which was paid to financial institutions. In addition, for this period, the Fund paid Shareholder Services fees ^ in the amount of $1,020,741. ^
Custodian and Portfolio Recordkeeper.   State Street Bank and Trust Company ,
Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
Transfer Agent. As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the number of shareholder accounts.
DETERMINING NET ASSET VALUE
The Directors have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND
The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Directors determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
THE FUND'S TAX STATUS
To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION
Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
The Fund's yield for the seven-day period ended May 31, 1995, was 5.16%. EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
The Fund's effective yield for the seven-day period ended May 31, 1995, was
5.29%.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
The Fund's average annual total returns for the one-year period and five-year period ended May 31, 1995, and from August 15, 1989 (start of performance)
through May 31, 1995,   were  4.43%, 4.10%,  and 4.66%, respectively.
PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   - LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   - DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.
   - MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
ABOUT FEDERATED INVESTORS
Federated is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL
Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.
The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated mutual funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.




*source:  Investment Company Institute

FINANCIAL STATEMENTS
The financial statements for Government Cash Series for the fiscal year ended May 31, 1995 are incorporated herein by reference to the Annual Report to Shareholders of Government Cash Series dated May 31, 1995.


9080103B-GCS(9/95)

MUNICIPAL CASH SERIES
(A PORTFOLIO OF CASH TRUST SERIES, INC.)

PROSPECTUS

The shares of Municipal Cash Series (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Cash Trust Series, Inc. (the "Company"), an open-end management investment company (a mutual fund). The Fund invests in short-term municipal securities to achieve current income exempt from federal regular income tax consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact your financial institution.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES       1        Custodian                   10
-------------------------------------
                                            Transfer Agent and Dividend
                                               Disbursing Agent         10

FINANCIAL HIGHLIGHTS-- MUNICIPAL            Independent Auditors        10
CASH SERIES                    2

-------------------------------------
                                          NET ASSET VALUE               10

                                          -------------------------------------

GENERAL INFORMATION            3

-------------------------------------
                                          INVESTING IN THE FUND         10
                                          -------------------------------------

INVESTMENT INFORMATION         3

-------------------------------------
                                           Share Purchases              10

                                         Through a Financial Institution  11
 Investment Objective          3

 Investment Policies           3
                                         By Wire                     11
  Acceptable Investments       3
                                         By Mail                     11
   Variable Rate Demand Notes  4
                                         Systematic Investment Program    11
   Participation Interests     4

   Municipal Leases            4
                                        Minimum Investment Required  11
  Ratings                      4
                                        Certificates and Confirmations    11
  Credit Enhancement           4

  Demand Features              5       Dividends                    11

  When-Issued and Delayed              Capital Gains                12
 Delivery

   Transactions                5      REDEEMING SHARES              12
                                       -------------------------------------
  Restricted and Illiquid
 Securities                    5
                                        Through a Financial Institution   12
  Temporary Investments        5

 Municipal Securities          6
                                         Receiving Payment           12
 Investment Risks              6
                                          By Wire                    12
 Non-Diversification           7
                                        By Mail                      12
 Investment Limitations        7
                                         By Writing a Check          13
 Regulatory Compliance         7
                                            By VISA Card                13

FUND INFORMATION               7       Telephone Redemption         13
-------------------------------------
                                           By a Systematic Withdrawal
                                           Program                      14

 Management of the Fund        7       Accounts with Low Balances   14

  Board of Directors           7
                                       SHAREHOLDER INFORMATION       14
  Investment Adviser           8      -------------------------------------

   Advisory Fees               8

   Adviser's Background        8
                                        Voting Rights                14
 Distribution of Shares        8

  Distribution and Shareholder
     Services                  9      TAX INFORMATION               14
                                          -------------------------------------

  Supplemental Payments to Financial
     Institutions              9

 Administration of the Fund    9       Federal Income Tax           14

  Administrative Services      9       Pennsylvania Corporate and
                                            Personal Property Taxes     15

                                            Other State and Local Taxes 15

                                          PERFORMANCE INFORMATION       15
                                          -------------------------------------

                                          ADDRESSES                     16
                                          -------------------------------------

SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                      SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
 (as a percentage of offering price)...............................        None
Maximum Sales Load Imposed on Reinvested Dividends
 (as a percentage of offering price)...............................        None
Contingent Deferred Sales Charge (as a percentage of original pur-
chase price
 or redemption proceeds, as applicable)............................        None
Redemption Fee (as a percentage of amount redeemed, if applicable).        None
Exchange Fee.......................................................        None
                       ANNUAL FUND OPERATING EXPENSES
                   (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (after waiver) (1)..................................        0.45%
12b-1 Fee (after waiver) (2).......................................        0.10%
Total Other Expenses...............................................        0.44%
  Shareholder Services Fee.........................................  0.25%
    Total Fund Operating Expenses (3)..............................        0.99%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.
(2) The maximum 12b-1 fee is 0.35%.
(3) The total Fund operating expenses would have been 1.04% absent the voluntary waiver of a portion of the management fee.

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "CASH TRUST SERIES, INC. INFORMATION." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------                                         ------ ------- ------- --------
You would pay the following expenses on a
$1,000 investment,
assuming (1) 5% annual return and (2) redemp-
tion at the end of each time period............  $10     $32     $55     $121

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MUNICIPAL CASH SERIES
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated July 14, 1995, on the Fund's financial statements for the year ended May 31, 1995, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                          YEAR ENDED MAY 31,
                         -----------------------------------------------------
                           1995     1994     1993     1992     1991   1990(A)
-----------------------  -------- -------- -------- -------- -------- --------
NET ASSET VALUE, BEGIN-
 NING OF
 PERIOD                   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
-----------------------
INCOME FROM INVESTMENT
 OPERATIONS
-----------------------
 Net investment income      0.03     0.02     0.03     0.04     0.05     0.04
-----------------------
LESS DISTRIBUTIONS
-----------------------
 Distribution from net
 investment income         (0.03)   (0.02)   (0.03)   (0.04)   (0.05)   (0.04)
-----------------------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE, END OF   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
 PERIOD                   ------   ------   ------   ------   ------   ------
-----------------------
TOTAL RETURN (B)            2.84%    1.83%    2.11%    3.53%    5.24%    4.68%
-----------------------
RATIOS TO AVERAGE NET
 ASSETS
-----------------------
 Expenses                   0.99%    0.99%    0.99%    0.98%    0.94%
0.73%(c)
-----------------------
 Net investment income      2.76%    1.81%    2.10%    3.42%    5.02%
5.76%(c)
-----------------------
 Expense waiver/
 reimbursement (d)          0.05%    0.06%    0.03%    0.03%    0.17%
0.45%(c)
-----------------------
SUPPLEMENTAL DATA
-----------------------
 Net assets, end of pe-
 riod
 (000 omitted)
-----------------------  $445,164 $574,801 $456,205 $516,814 $403,151 $195,897

(a) Reflects operations for the period from August 25, 1989 (date of initial public investment) to May 30, 1990.
(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.
(c) Computed on an annualized basis.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated May 31, 1995, which can be obtained free of charge.

GENERAL INFORMATION
-------------------------------------------------------------------------------

The Company was established as a Maryland corporation under Articles of Incorporation dated February 1, 1993. The Articles of Incorporation permit the Company to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed for customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers, and broker/dealers as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term municipal securities. The Company may not be a suitable investment for retirement plans because it invests in municipal securities. A minimum initial investment of $10,000 is required. Subsequent investments must be in amounts of at least $500.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:

  . tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;
  . bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

  . municipal commercial paper and other short-term notes;
  . variable rate demand notes;
  . municipal bonds (including bonds having serial maturities and pre-
   refunded bonds) and leases; and
  . participation, trust, and partnership interests in any of the foregoing obligations.

  VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

  PARTICIPATION INTERESTS. The Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings and loan associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

  MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

RATINGS. The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or FIN-1+, FIN-1, or FIN-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit enhanced by a guaranty, letter of credit, or insurance. The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership, or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Directors, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities such as: obligations issued by or on behalf of municipal or corporate issuers having the same quality characteristics as described above; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Municipal Securities is subject to the federal alternative minimum tax.

MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of its total assets to secure such borrowings. This investment limitation cannot be changed without shareholder approval.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

CASH TRUST SERIES, INC. INFORMATION
-------------------------------------------------------------------------------

MANAGEMENT OF CASH TRUST SERIES, INC.

BOARD OF DIRECTORS. The Company is managed by a Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Company's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

  ADVISORY FEES. The adviser receives an annual investment advisory fee equal to.50 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

  ADVISER'S BACKGROUND. Federated Advisers, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son,
  J. Christopher Donahue, who is President and Trustee of Federated
  Investors.

  Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Company and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

DISTRIBUTION AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the Fund may pay to the distributor an amount, computed at an annual rate of
 .35 of 1% of the average daily net asset value of the Fund to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support as agents for their clients or customers.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of the Fund to obtain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholders Services with either perform shareholder services directly or will select financial institutions to perform shareholder services. From time to time and for such periods as deemed appropriate, the amounts stated above may be reduced voluntarily. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund, the distributor, or Federated Shareholder Services, as appropriate.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may also pay financial institutions a fee for providing certain services to shareholders or as financial assistance for providing substantial marketing and sales support. The support may include sponsoring sales, educational, and training seminars for employees of the financial institution, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such financial assistance will be predicated upon the amount of shares of the Fund the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made in addition to the amounts paid under the Plan(s) may be reimbursed by the adviser or its affiliates, and not the Fund.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

      MAXIMUM FEE                          AVERAGE AGGREGATE DAILY NET ASSETS
      -----------                          -----------------------------------
      .15 of 1%                            on the first $250 million
      .125 of 1%                           on the next $250 million
      .10 of 1%                            on the next $250 million
      .075 of 1%                           on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund.

INDEPENDENT AUDITORS. The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, PA.

NET ASSET VALUE
-------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND
-------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased as described below. Accounts may be opened through a financial institution (such as a bank or broker/dealer) or by completing, signing, and returning the new account form available from the Fund. In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

THROUGH A FINANCIAL INSTITUTION. Investors may call their financial institutions to place an order. Orders through a financial institution are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

BY WIRE. To purchase by wire, call the Fund before 3:00 p.m. (Eastern time) to place an order. All information needed will be taken over the telephone, and the order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that same day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention; EDGEWIRE; For Credit to: Municipal Cash Series; Fund Number (this number can be found on the account statement or by contacting the Fund) Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028.

BY MAIL. To purchase by mail, send a check made payable to Municipal Cash Series to: Federated Services Company, Municipal Cash Series, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

SYSTEMATIC INVESTMENT PROGRAM. Under this program, funds in a minimum of $500 are automatically withdrawn periodically from the shareholder's checking account at any Automated Clearing House member institution and invested in Fund shares.

Shareholders should contact their financial institution and/or the Fund to participate in this program.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment is $10,000. Minimum subsequent investments must be $500. Minimum investments will be calculated by combining all accounts maintained with the Fund. The Fund may from time to time waive the minimum investment requirements.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

[[1]]FINEDG:[14686P.TX]00012.PIP         PAG: 19-SEP-1995 21:12   EDG: 00-000-
0000 00:00   BLK: 05-SEP-1995 00:01
[[1]]Federated                           MCS PRO         R. R. Donnelley
(412) 321-0440        AOG 3.4.1,p04

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

REDEEMING SHARES
-------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

THROUGH A FINANCIAL INSTITUTION

Shares may be redeemed by calling the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request from the financial institution. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. The financial institution may charge customary fees and commissions for this service.

An authorization form permitting redemption requests by telephone must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, another method of redemption, such as "By Mail," should be considered.

RECEIVING PAYMENT. Pursuant to instructions from the financial institution, redemptions will be made by check or by wire.

  BY WIRE. Proceeds for redemption requests received before 12:00 noon, (Eastern time) will be wired the same day but will not be entitled to that day's dividend. Redemption requests received after 12:00 noon, (Eastern time) will receive that day's dividends and will be wired the following business day.

BY MAIL

Shares may be redeemed by sending a written request to: Municipal Cash Series, P.O. Box 8600, Boston, MA 02266-8600. The written request should state:
Municipal Cash Series; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they should be sent by insured mail with the written request to: Federated Services Company, 500 Victory Road-2nd Floor, North Quincy, MA 02171.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

  . a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");
  . a member of the New York, American, Boston, Midwest, or Pacific Stock
       Exchanges;
  . a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or
  . any other "eligible guarantor institution," as defined in the Securities
   Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

BY WRITING A CHECK. At the shareholder's request, a checking account for redeeming shares will be established. For further information, contact State Street Bank and Trust Company.

With this checking account, shares may be redeemed by writing a check for $100 or more. The redemption will be made at the net asset value on the date that the check is presented to the Fund. A check may not be written to close an account. A shareholder may obtain cash by negotiating the check through the shareholder's local bank. Checks should never be made payable or sent to State Street Bank and Trust Company to redeem shares. Cancelled checks are sent to the shareholder each month.

BY VISA CARD. At the shareholder's request, State Street Bank and Trust Company will establish a VISA account. This account allows a shareholder to redeem shares by using a VISA card. A fee, determined by State Street Bank and Trust Company, will be charged to the account for this service. For further information, contact the Fund.

TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

If the redemption request is received before 12:00 noon (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 12:00 noon (Eastern time). However, the proceeds are not wired until the following business day.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By

Mail," should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

BY A SYSTEMATIC WITHDRAWAL PROGRAM

If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an Automated Clearing House member. Shareholders may apply for participation in this program through their financial institution.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Company have equal voting rights, except that in matters affecting only a particular portfolio, only shares of that portfolio are entitled to vote. As a Maryland corporation, the Company is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Company's or the Fund's operation and for the election of Directors, under certain circumstances. As of September 8, 1995, McDonald & Co. Securities, Inc., Cincinnati, Ohio, may for certain purposes be deemed to control the Fund because it is owner of record, in nominee name accounts for the benefit of their customers, of certain shares of the Fund.

Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Directors upon the written request of shareholders owning at least 10% of the outstanding shares of the Company.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Company's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES

Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

OTHER STATE AND LOCAL TAXES. Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, the Fund advertises its yield, effective yield, and tax-equivalent yield.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax exempt yield, assuming a specific tax rate.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

ADDRESSES
--------------------------------------------------------------------------------

Cash Trust Series, Inc.                           Federated Investors Tower
                                                  Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Distributor
              Federated Securities Corporation    Federated Investors Tower
                                                  Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Investment Adviser
              Federated Advisers                  Federated Investors Tower
                                                  Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Custodian
              State Street Bank and Trust Company
                                                  P.O. Box 8600 Boston, MA
                                                  02266-8600
--------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
              Federated Services Company
                                                  P.O. Box 8600 Boston, MA
                                                  02266-8600
--------------------------------------------------------------------------------

Independent Public Accountants
              Deloitte & Touche LLP               2500 One PPG Place
                                                  Pittsburgh, PA 15222
--------------------------------------------------------------------------------

                                     MUNICIPAL CASH SERIES

                                     PROSPECTUS

                                     A Non-Diversified Portfolio of Cash Trust
                                     Series, Inc.,
                                     an Open-End Management Investment Company
                                     Prospectus dated September 30, 1995



[LOGO] FEDERATED SECURITIES CORP.
       DISTRIBUTOR

       A subsidiary of FEDERATED INVESTORS

       FEDERATED INVESTORS TOWER
       PITTSBURGH, PA 15222-3779

       CUSIP 147551303
       9080102A (9/95)




MUNICIPAL CASH SERIES

(A PORTFOLIO OF CASH TRUST SERIES, INC.)
Statement of Additional Information










   This Statement of Additional Information should be read with the prospectus of Municipal Cash Series (the "Fund"), a portfolio of Cash Trust Series, Inc. (the "Company") dated September 30, 1995. This Statement is not a prospectus. To receive a copy of a prospectus, write or call the Fund.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779

   Statement dated September 30, 1995

Federated Securities Corp.
Distributor
A subsidiary of Federated Investors

TABLE OF CONTENTS

     FUND HISTORY                     1      DIRECTORS
     INVESTMENT POLICIES              1      3
        ACCEPTABLE INVESTMENTS        1         INVESTING IN OPTIONS          3
        PARTICIPATION INTERESTS       1         INVESTING IN MINERALS         4
        MUNICIPAL LEASES              1      BROKERAGE TRANSACTIONS           4
        WHEN-ISSUED AND DELAYED
     DELIVERY TRANSACTIONS            1
        REPURCHASE AGREEMENTS         1
        REVERSE REPURCHASE
     AGREEMENTS                       2
     INVESTMENT LIMITATIONS           2
        SELLING SHORT AND BUYING ON
     MARGIN                           2
        ISSUING SENIOR SECURITIES
     AND BORROWING MONEY              2
        PLEDGING ASSETS               2
        LENDING CASH OR SECURITIES    2
        INVESTING IN COMMODITIES      2
        INVESTING IN REAL ESTATE      2
        UNDERWRITING                  2
        CONCENTRATION OF INVESTMENTS  3
        DIVERSIFICATION OF
     INVESTMENTS                      3
        INVESTING IN RESTRICTED
     SECURITIES                       3
        INVESTING IN ILLIQUID
     SECURITIES                       3
        INVESTING IN SECURITIES OF
        OTHER INVESTMENT COMPANIES    3
        INVESTING IN NEW ISSUERS      3
        INVESTING FOR CONTROL         3
        INVESTING IN ISSUERS WHOSE
     SECURITIES ARE
        OWNED BY OFFICERS AND
CASH TRUST SERIES, INC.
MANAGEMENT                                  4
  THE FUNDS                   8
  SHARE OWNERSHIP             8
  DIRECTORS COMPENSATION      9
  DIRECTOR LIABILITY          9
INVESTMENT ADVISORY SERVICES 10
  INVESTMENT ADVISER         10
  ADVISORY FEES              10
   STATE EXPENSE LIMITATIONS 10
FUND ADMINISTRATION          10
DISTRIBUTION PLAN AND
SHAREHOLDER SERVICES
AGREEMENT                    10
DETERMINING NET ASSET VALUE  11
REDEMPTION IN KIND           11
THE FUND'S TAX STATUS        11
PERFORMANCE INFORMATION      12
  YIELD                      12
  EFFECTIVE YIELD            12
  TOTAL RETURN               13
  PERFORMANCE COMPARISONS    14
ABOUT FEDERATED INVESTORS    14
  MUTUAL FUND MARKET         14
  INSTITUTIONAL              14
  TRUST ORGANIZATIONS        14
  BROKER/DEALERS             15
FINANCIAL STATEMENTS         15

_FUND HISTORY
The Fund is a portfolio of Cash Trust Series, Inc. (the "Company"). The Fund was established as a portfolio of Cash Trust Series, a Massachusetts business Trust, on May 16, 1989, and on June 15, 1993, reorganized as a portfolio of a corporation organized under the laws of the State of Maryland. It is qualified to do business as a foreign corporation in Pennsylvania.
INVESTMENT POLICIES
Unless indicated otherwise, the policies described below may be changed by the Board of Directors without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security, the issuer of any demand feature applicable to the security, or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Directors, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Directors. REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled. INVESTMENT LIMITATIONS
SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.
The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings.
LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may purchase or hold portfolio securities permitted by its investment objective, policies, limitations or Articles of Incorporation.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets in any one industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects, However, the Fund may invest as temporary investments 25% or more of the value of its assets in cash, cash items, (including instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment) securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities or instruments secured by these money market instruments, such as repurchase agreements.
DIVERSIFICATION OF INVESTMENTS
With respect to securities comprising 75% of its assets, the Fund will not invest more than 10% of its total assets in the securities of any one issuer. Under this limitation, each government subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.
Industrial development bonds backed only by the assets and revenues of a nongovernmental user, are considered to be issued solely by that user. If in the case of an industrial development bond or governmental-issued security, a governmental or some other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.
INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under federal securities law, except for restricted securities determined to be liquid under criteria established by the Directors. The above limitations cannot be changed without shareholder approval. The following investment limitation, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers (including companies responsible for paying principal and interest on industrial development bonds) which have records of less than three years of continuous operations, including the operation of any predecessor. INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS
The Fund will not purchase or retain the securities of any issuer if the Officers and Directors of the Company or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items". Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
Cash Trust Series, Inc. MANAGEMENT
Officers and Directors are listed with their addresses, present positions with Cash Trust Series, Inc., and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Director
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of
J. Christopher Donahue, Executive Vice President and Director of the Company.

Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Director
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Director
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Director
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.

J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President and Director
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Director
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Director
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.

Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center -- Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Director
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.

Peter E. Madden
70 Westcliff Road
Westin, MA
Birthdate:  March 16, 1942
Director
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.

Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center -- Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Director
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Director
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Director
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Director
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
President
Executive Vice President and Trustee, Federated Investors; Director, Federated Research Corp.; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice President, Treasurer, and Trustee, Federated Investors; Vice President and Treasurer, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Executive Vice President, Treasurer, and Director, Federated Securities Corp.; Trustee, Federated Services Company and Federated Shareholder Services; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President of the Funds.

David M. Taylor *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Senior Vice President, Federated Administrative Services; Treasurer of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Vice President, Secretary, and Trustee, Federated Advisers, Federated Management, and Federated Research; Vice President and Secretary, Federated Research Corp. and Passport Research, Ltd.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; Secretary and Trustee, Federated Shareholder Services; Executive Vice President and Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.

     * This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
     @ Member of the Executive Committee. The Executive Committee of the Board
       of Directors handles the responsibilities of the Board of Directors between meetings of the Board.
THE FUNDS
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated Growth Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S, Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Directors as a group own less than 1% of the Fund's outstanding shares.
As of September 18, 1995, the following shareholder(s) of record owned, in nominee name accounts for the benefit of their customers, 5% or more of the outstanding shares of the Municipal Cash Series: McDonald & Co. Securities, Inc., Cincinnati, OH, owned approximately 168,477,776.85 shares (36.07%); BHC Securities Inc., Philadelphia, PA, owned approximately 28,378,693.28 shares (6.07%); and Hanifen Imhoff Clearing Corp. owned approximately 23,777,872.88 shares (5.09%).
Directors Compensation
                 AGGREGATE
NAME ,         COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
CORPORATION      CORPORATION*#      FROM FUND COMPLEX +

John F. Donahue, $0        $0 for the Fund and
Chairman and Director         68 other investment companies in the Fund Complex
Thomas G. Bigley,          $2,395  $20,688 for the Fund and
Director                   49 other investment companies in the Fund Complex
John T. Conroy,  $3,515    $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
William J. Copeland,       $3,515  $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
James E. Dowd,   $3,515    $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.,   $3,225  $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.,   $3,515  $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
Peter E. Madden, $2,749    $90,563 for the Fund and
Director                   64 other investment companies in the Fund Complex
Gregor F. Meyer, $3,225    $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
John E. Murray, Jr.,       $1,600  $0 for the Fund and
Director                   64 other investment companies in the Fund Complex
Wesley W. Posvar,          $3,225  $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
Marjorie P. Smuts,         $3,225  $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex

*Information is furnished for the fiscal year ended May 31, 1995.
#The aggregate compensation is provided for the Corporation which is comprised of 4 portfolios.
+The information is provided for the last calendar year.
DIRECTOR LIABILITY
The Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES
INVESTMENT ADVISER
The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Company, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Company. ADVISORY FEES
For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended May 31, 1995, 1994, and 1993, the adviser earned $2,619,462, $2,737,684, and $2,573,092, respectively, of which $264,144, $315,012, and $132,140, respectively, were waived.
  State Expense Limitations
  The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
  If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
  This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators".) For the fiscal years ended May 31, 1995, 1994, and 1993, the Administrators earned $396,587, $441,902, and $389,931, respectively. Dr. Henry J. Gailliot, an officer of Federated Advisers, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders ^ by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; and (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal period ending May 31, 1995, payments in the amount of $523,892 were made pursuant to the Distribution Plan, all of which was paid to financial institutions. In addition, for this period, the Fund paid Shareholder Services fees ^ in the amount of $1,309,731. ^
Custodian and Portfolio Recordkeeper.   State Street Bank and Trust Company ,
Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
Transfer Agent. As transfer agent, Federated Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the number of shareholder accounts.
DETERMINING NET ASSET VALUE
The Directors have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND
The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Directors determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
THE FUND'S TAX STATUS
To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION
Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
The Fund's yield for the seven-day period ended May 31, 1995, was 3.37%. EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
The Fund's effective yield for the seven-day period ended May 31, 1995, was
3.43%.
TAX-EQUIVALENT YIELD
The Fund's tax-equivalent yield for the seven-day period ended May 31, 1995, was 5.58%.
TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.


    TAXABLE YIELD EQUIVALENT FOR 1995
           MULTISTATE MUNICIPAL FUNDS
    FEDERAL INCOME TAX BRACKET:
             15.00%  28.00%     31.00%      36.00%     39.60%


    JOINT      $1-  $39,001-   $94,251-   $143,601-     OVER
    RETURN   39,000  94,250    143,600     256,500    256,500

    SINGLE     $1-  $23,351-   $56,551-   $117,951-     OVER
    RETURN   23,350  56,550    117,950     256,500    256,500

Tax-Exempt
Yield                    Taxable Yield Equivalent

    1.00%     1.18%    1.39%     1.45%      1.56%       1.66%
    1.50%     1.76%    2.08%     2.17%      2.34%       2.48%
    2.00%     2.35%    2.78%     2.90%      3.13%       3.31%
    2.50%     2.94%    3.47%     3.62%      3.91%       4.14%
    3.00%     3.53%    4.17%     4.35%      4.69%       4.97%
    3.50%     4.12%    4.86%     5.07%      5.47%       5.79%
    4.00%     4.71%    5.56%     5.80%      6.25%       6.62%
    4.50%     5.29%    6.25%     6.52%      7.03%       7.45%
    5.00%     5.88%    6.94%     7.25%      7.81%       8.28%
    5.50%     6.47%    7.64%     7.97%      8.59%       9.11%
    6.00%     7.06%    8.33%     8.70%      9.38%       9.93%
    6.50%     7.65%    9.03%     9.42%     10.16%      10.76%
    7.00%     8.24%    9.72%    10.14%     10.94%      11.59%
    7.50%     8.82%   10.42%    10.87%     11.72%      12.42%
    8.00%     9.41%   11.11%    11.59%     12.50%      13.25%

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    * Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
The Fund's average annual total returns for the one- year period and five-year period ended May 31, 1995, and for the period from August 15, 1989 (start of performance) through May 31, 1995 were 2.84%, 3.10%, and 3.48%, respectively. PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   - LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   - DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.
   - MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
ABOUT FEDERATED INVESTORS
Federated is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL
Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.
The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
*Source:  Investment Company Institute

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated mutual funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division. FINANCIAL STATEMENTS
The financial statements for Municipal Cash Series for the fiscal year ended May 31, 1995 are incorporated herein by reference to the Annual Report to Shareholders of Municipal Cash Series dated May 31, 1995.

9080102B-MCS(9/95)

PRIME CASH SERIES
(A PORTFOLIO OF CASH TRUST SERIES, INC.)

PROSPECTUS

The shares of Prime Cash Series (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Cash Trust Series, Inc. (the "Company"), an open-end management investment company (a mutual fund). The Fund invests in short-term money market securities to achieve current income consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact your financial institution.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES       1        Transfer Agent and Dividend
-------------------------------------          Disbursing Agent         10

                                         Independent Auditors        10
FINANCIAL HIGHLIGHTS--PRIME CASH
SERIES                         2

-------------------------------------     NET ASSET VALUE               10
                                          -------------------------------------

GENERAL INFORMATION            3      INVESTING IN THE FUND         10
-------------------------------------     -------------------------------------

INVESTMENT INFORMATION         3       Share Purchases              10
-------------------------------------
                                            Through a Financial Institution  10

 Investment Objective          3        By Wire                     10

 Investment Policies           3        By Mail                     11

  Acceptable Investments       3        Systematic Investment Program    11

   Variable Rate Demand Notes  4

   Bank Instruments            4       Minimum Investment Required  11

   Asset-Backed Securities     4       Certificates and Confirmations    11

   Short-Term Credit Facilities     4
                                       Dividends                    11

  Ratings                      4       Capital Gains                11

  Repurchase Agreements        5

  Credit Enhancement           5      REDEEMING SHARES              11
                                          -------------------------------------

  Demand Features              5

  When-Issued and Delayed
 Delivery                                  Through a Financial Institution   12

   Transactions                5
                                         Receiving Payment           12
  Lending of Portfolio Securities   5
                                         By Wire                    12

  Restricted and Illiquid                  By Mail                      12
 Securities                    6
                                            By Writing a Check          13

  Concentration of Investments 6        By VISA Card                13

 Investment Risks              6       Telephone Redemption         13

 Investment Limitations        7       By a Systematic Withdrawal
                                        Program                      13
 Regulatory Compliance         7

                                        Accounts with Low Balances   14
CASH TRUST SERIES, INC. INFORMATION 7

-------------------------------------     SHAREHOLDER INFORMATION       14
                                          -------------------------------------

 Management of the Cash Trust              Voting Rights                14
   Series, Inc.                7

  Board of Directors           7      TAX INFORMATION               14
                                       -------------------------------------
  Investment Adviser           7

   Advisory Fees               8

   Adviser's Background        8       Federal Income Tax           14

 Distribution of Shares        8       Pennsylvania Corporate Personal
                                         Property Taxes              14
  Distribution and Shareholder
     Services                  8        Other State and Local Taxes 14

  Supplemental Payments to Financial
     Institutions              9

                                          PERFORMANCE INFORMATION       15
                                       -------------------------------------
 Administration of the Fund    9

  Administrative Services      9
                                       ADDRESSES                     16
  Custodian                   10      -------------------------------------

SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                      SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
 (as a percentage of offering price)...............................        None
Maximum Sales Load Imposed on Reinvested Dividends
 (as a percentage of offering price)...............................        None
Contingent Deferred Sales Charge (as a percentage of original pur-
chase price
 or redemption proceeds, as applicable)............................        None
Redemption Fee (as a percentage of amount redeemed, if applicable).        None
Exchange Fee.......................................................        None
                       ANNUAL FUND OPERATING EXPENSES
                   (As a percentage of average net assets)
Management Fee (after waiver) (1)..................................        0.30%
12b-1 Fee (after waiver) (2).......................................        0.10%
Total Other Expenses...............................................        0.59%
  Shareholder Services Fee.........................................  0.25%
    Total Fund Operating Expenses (3)..............................        0.99%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.
(2) The maximum 12b-1 fee is 0.35%.

(3) The total Fund operating expenses in the table above are based on expenses expected during the fiscal year ending May 31, 1996. The total Fund operating expenses were 0.99% for the fiscal year ended May 31, 1995, and would have been 1.19% absent the voluntary waiver of a portion of the management fee.

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "CASH TRUST SERIES, INC. INFORMATION." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                         1 year 3 years 5 years 10 years
-------                                         ------ ------- ------- --------
You would pay the following expenses on a
$1,000 investment,
assuming (1) 5% annual return and (2) redemp-
tion at the end of each time period............  $10     $32     $55     $121

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

PRIME CASH SERIES
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated July 14, 1995, on the Fund's financial statements for the year ended May 31, 1995, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                         YEAR ENDED MAY 31,
                             -----------------------------------------------
                              1995    1994    1993    1992    1991   1990(A)
---------------------------  ------  ------  ------  ------  ------  -------
NET ASSET VALUE, BEGINNING
OF PERIOD                    $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
---------------------------
INCOME FROM INVESTMENT OP-
ERATIONS
---------------------------
 Net investment income         0.05    0.02    0.03    0.04    0.07    0.06
---------------------------
LESS DISTRIBUTIONS
---------------------------
 Distributions from net
 investment income            (0.05)  (0.02)  (0.03)  (0.04)  (0.07)  (0.06)
---------------------------  ------  ------  ------  ------  ------  ------
NET ASSET VALUE, END OF PE-
RIOD                         $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
---------------------------  ------  ------  ------  ------  ------  ------
TOTAL RETURN (B)               4.60%   2.48%   2.61%   4.37%   6.99%   6.56%
---------------------------
RATIOS TO AVERAGE NET AS-
SETS
---------------------------
 Expenses                      0.99%   0.99%   0.99%   0.98%   0.94%   0.73%(c)
---------------------------
 Net investment income         4.57%   2.45%   2.58%   4.21%   6.50%   7.82%(c)
---------------------------
 Expense
waiver/reimbursement (d)       0.20%   0.18%   0.15%   0.22%   0.44%   0.46%(c)
---------------------------
SUPPLEMENTAL DATA
---------------------------

 Net assets, end of pe-
riod
 (000 omitted)           $1,027,083 $791,147 $796,832 $750,016 $562,465
$189,254
-----------------------

(a) Reflects operations for the period from August 18, 1989 (date of initial public investment) to May 31, 1990.
(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.
(c) Computed on an annualized basis.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated May 31, 1995, which can be obtained free of charge.

GENERAL INFORMATION
-------------------------------------------------------------------------------

The Company was established as a Maryland corporation under Articles of Incorporation dated February 1, 1993. The Articles of Incorporation permit the Company to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed for customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers, and broker/dealers as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing in short-term money market securities. A minimum initial investment of $10,000 is required, except for retirement plans which have a minimum initial investment of $1,000. Subsequent investments must be in amounts of at least $500.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

  . domestic issues of corporate debt obligations, including variable rate demand notes;
  . commercial paper (including Canadian Commercial Paper and Europaper);
  . certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");
  . short-term credit facilities;
  . asset-backed securities;
  . obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities; and . other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.

  VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

  BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

  ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

  SHORT-TERM CREDIT FACILITIES. The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.

RATINGS. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated A-1+, A-1, or A-2 by Standard & Poor's Ratings Group ("S&P"), Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) or F-2 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will limit its investments in securities rated in the second highest short-term rating category e.g., A-2 by S&P, Prime-2 by Moody's, or F-2 (+ or -) by Fitch, to not more than 5% of its total assets, with not more than 1% invested in the securities of any one issuer. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."

REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit enhanced by a guaranty, letter of credit, or insurance. The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership, or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Directors and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Directors of the Fund are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Directors, including
Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.

CONCENTRATION OF INVESTMENTS. The Fund will invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the Fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. Captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent will, for purposes of industry concentration, be classified in the industry of their parent's corporation. In addition, the Fund may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment. Concentrating investments in one industry may subject the Fund to more risk than if it did not concentrate.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of its total assets to secure such borrowings. This investment limitation cannot be changed without shareholder approval.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7 which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

CASH TRUST SERIES, INC. INFORMATION
-------------------------------------------------------------------------------

MANAGEMENT OF CASH TRUST SERIES, INC.

BOARD OF DIRECTORS. The Company is managed by a Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Company's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

  ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

  ADVISER'S BACKGROUND. Federated Advisers, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son,
  J. Christopher Donahue, who is President and Trustee of Federated
  Investors.

  Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Company and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

DISTRIBUTION AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the Fund may pay to the distributor an amount, computed at an annual rate of
 .35 of 1% of the average daily net asset value of the Fund to finance any activity which is principally intended to result in the sale of shares subject to the

Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support as agents for their clients or customers.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of the Fund to obtain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholders Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. From time to time and for such periods as deemed appropriate, the amounts stated above may be reduced voluntarily. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund, the distributor, or Federated Shareholder Services, as appropriate.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may also pay financial institutions a fee for providing certain services to shareholders or as financial assistance for providing substantial marketing and sales support. The support may include sponsoring sales, educational, and training seminars for employees of the financial institution, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such financial assistance will be predicated upon the amount of shares of the Fund the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made in addition to the amounts paid under the Plan(s) may be reimbursed by the adviser or its affiliates, and not the Fund.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

      MAXIMUM FEE                          AVERAGE AGGREGATE DAILY NET ASSETS
      -----------                          -----------------------------------
      .15  of 1%                           on the first $250 million
      .125 of 1%                           on the next $250 million
      .10  of 1%                           on the next $250 million
      .075 of 1%                           on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company, Boston, MA is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA is transfer agent for the shares of, and dividend disbursing agent for, the Fund.

INDEPENDENT AUDITORS. The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, PA.

NET ASSET VALUE
-------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND
-------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased as described below. Accounts may be opened through a financial institution (such as a bank or broker/dealer) or by completing, signing, and returning the new account form available from the Fund. In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

THROUGH A FINANCIAL INSTITUTION. Investors may call their financial institutions to place an order. Orders through a financial institution are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

BY WIRE. To purchase by wire, call the Fund before 3:00 p.m. (Eastern time) to place an order. All information needed will be taken over the telephone, and the order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that same day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention; EDGEWIRE; For Credit to: Prime Cash Series; Fund

Number (this number can be found on the account statement or by contacting the Fund) Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028.

BY MAIL. To purchase by mail, send a check made payable to Prime Cash Series to: Federated Services Company, Prime Cash Series, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

SYSTEMATIC INVESTMENT PROGRAM. Under this program, funds in a minimum of $500 are automatically withdrawn periodically from the shareholder's checking account at any Automated Clearing House member institution and invested in Fund shares.

Shareholders should contact their financial institution and/or the Fund to participate in this program.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment is $10,000. The minimum initial investment for retirement plans is $1,000. Minimum subsequent investments must be $500. Minimum investments will be calculated by combining all accounts maintained with the Fund. The Fund may from time to time waive the minimum investment requirements.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

REDEEMING SHARES
-------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

THROUGH A FINANCIAL INSTITUTION

Shares may be redeemed by calling the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request from the financial institution. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. The financial institution may charge customary fees and commissions for this service.

An authorization form permitting redemption requests by telephone must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, another method of redemption, such as "By Mail," should be considered.

RECEIVING PAYMENT. Pursuant to instructions from the financial institution, redemptions will be made by check or by wire.

  BY WIRE. Proceeds for redemption requests received before 12:00 noon, (Eastern time) will be wired the same day but will not be entitled to that day's dividend. Redemption requests received after 12:00 noon, (Eastern time) will receive that day's dividends and will be wired the following business day.

BY MAIL

Shares may be redeemed by sending a written request to: Prime Cash Series, P.O. Box 8600 Boston, MA 02266-8600. The written request should state: Prime Cash Series; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they should be sent by insured mail with the written request to: Federated Services Company, 500 Victory Road-2nd Floor, North Quincy, MA 02171.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

  . a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");
  . a member of the New York, American, Boston, Midwest, or Pacific Stock
       Exchanges;
  . a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or
  . any other "eligible guarantor institution," as defined in the Securities
       Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

BY WRITING A CHECK. At the shareholder's request, a checking account for redeeming shares will be established. For further information, contact State Street Bank and Trust Company.

With this checking account, shares may be redeemed by writing a check for $100 or more. The redemption will be made at the net asset value on the date that the check is presented to the Fund. A check may not be written to close an account. A shareholder may obtain cash by negotiating the check through the shareholder's local bank. Checks should never be made payable or sent to State Street Bank and Trust Company to redeem shares. Cancelled checks are sent to the shareholder each month.

BY VISA CARD. At the shareholder's request, State Street Bank and Trust Company will establish a VISA account. This account allows a shareholder to redeem shares by using a VISA card. A fee, determined by State Street Bank and Trust Company, will be charged to the account for this service. For further information, contact the Fund.

TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

If the redemption request is received before 12:00 noon (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 12:00 noon (Eastern time). However, the proceeds are not wired until the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 12:00 noon (Eastern time).

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

BY A SYSTEMATIC WITHDRAWAL PROGRAM

If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an Automated Clearing House member. Shareholders may apply for participation in this program through their financial institution.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Company have equal voting rights, except that in matters affecting only a particular portfolio, only shares of that portfolio are entitled to vote. As a Maryland corporation, the Company is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Company's or the Fund's operation and for the election of Directors, under certain circumstances.

Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Directors upon the written request of shareholders owning at least 10% of the outstanding shares of the Company.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Company's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES

Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

OTHER STATE AND LOCAL TAXES Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                                     PRIME CASH SERIES

                                     PROSPECTUS

                                     A Diversified Portfolio of Cash Trust
                                     Series, Inc., an Open-End Management
                                     Investment Company

                                     Prospectus dated September 30, 1995


[LOGO]  Federated Securities Corp.
        Distributor
        A subsidiary of Federated Investors

        Federated Investors Tower
        Pittsburgh, PA 15222-3779



        CUSIP 147551105
        9080101A (9/95)





PRIME CASH SERIES

(A PORTFOLIO OF CASH TRUST SERIES, INC.)
Statement of Additional Information










   This Statement of Additional Information should be read with the prospectus of Prime Cash Series (the "Fund"), a portfolio of Cash Trust Series, Inc. (the "Company") dated September 30, 1995. This Statement is not a prospectus. To receive a copy of a prospectus, write or call the Fund.

   Federated Investors Tower
   Pittsburgh, PA 15222-3779

   Statement dated September 30  1995

Federated Securities Corp.
Distributor
A subsidiary of Federated Investors

TABLE OF CONTENTS

FUND HISTORY                     1     Investing in Minerals3
INVESTMENT POLICIES              1    BROKERAGE TRANSACTIONS           3
 Acceptable Investments         1     Cash Trust Series, Inc.
 Bank Instruments               1     MANAGEMENT                       4
 When-Issued and Delayed               The Funds                      8
  Delivery Transactions         1      Share Ownership                8
 Repurchase Agreements          1      Directors Compensation         8
 Reverse Repurchase Agreements  1      Director Liability             9
 Lending of Portfolio Securities2
INVESTMENT LIMITATIONS           2
 Selling Short and Buying on
  Margin                        2
 Issuing Senior Securities and
  Borrowing Money               2
 Pledging Assets                2
 Lending Cash or Securities     2
 Investing in Commodities       2
 Investing in Real Estate       2
 Underwriting                   2
 Concentration of Investments   2
 Diversification of Investments 3
 Investing in Restricted
  Securities                    3
 Investing in Illiquid
  Securities                    3
 Investing in Securities of
  Other Investment Companies    3
 Investing in New Issuers       3
 Investing for Control          3
 Investing in Issuers Whose
  Securities Are
  Owned by Officers and
  Directors                     3
 Investing in Options           3
INVESTMENT ADVISORY SERVICES                                           9
 Investment Adviser             9
 Advisory Fees                  9
  State Expense Limitations     9
FUND ADMINISTRATION             10
DISTRIBUTION PLAN AND
SHAREHOLDER SERVICES AGREEMENT  10
DETERMINING NET ASSET VALUE     10
REDEMPTION IN KIND              11
THE FUND'S TAX STATUS           11
PERFORMANCE INFORMATION         11
 Yield                         11
 Effective Yield               11
 Total Return                  11
 Performance Comparisons       12
ABOUT FEDERATED INVESTORS       12
 Mutual Fund Market            12
 Institutional                 12
 Trust Organizations           12
 Broker/Dealers                13
FINANCIAL STATEMENTS            13


FUND HISTORY
The Fund is a portfolio of Cash Trust Series, Inc. (the "Company"). The Fund was established as a portfolio of Cash Trust Series, a Massachusetts business Trust, on May 16, 1989, and on June 15, 1993, reorganized as a portfolio of a corporation organized under the laws of the State of Maryland. It is qualified to do business as a foreign corporation in Pennsylvania.
INVESTMENT POLICIES
Unless indicated otherwise, the policies described below may be changed by the Board of Directors without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security, the issuer of any demand feature applicable to the security, or any guarantor of either the security or any demand feature.
BANK INSTRUMENTS
The instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations. In addition to domestic bank instruments, the Fund may invest in: Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Directors.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled. LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
INVESTMENT LIMITATIONS
SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.
The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of the portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In these cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.
LENDING CASH OR SECURITIES
The Fund will not lend any assets, except portfolio securities. This shall not prevent the Fund from engaging in transactions permitted by its investment objective, policies, limitations or Articles of Incorporation.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in any one industry except that the Fund will invest 25% or more of the value of its total assets in commercial paper issued by finance companies.
 The Fund may invest 25% or more of the value of its total assets in cash or cash items (including instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment), securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
DIVERSIFICATION OF INVESTMENTS
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.
INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under federal securities law, except for Section 4(2) commercial paper.
The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.
INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS
The Fund will not purchase or retain the securities of any issuer if the Officers and Directors of the Company or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items". Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
Cash Trust Series, Inc. Management
Officers and Directors are listed with their addresses, present positions with Cash Trust Series, Inc., and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Director
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of
J. Christopher Donahue, Executive Vice President and Director of the Company.

Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Director
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Director
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Director
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.

J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President and Director
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Director
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Director
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.

Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center -- Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Director
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.

Peter E. Madden
70 Westcliff Road
Westin, MA
Birthdate:  March 16, 1942
Director
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.

Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center -- Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Director
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Director
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Director
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Director
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
President
Executive Vice President and Trustee, Federated Investors; Director, Federated Research Corp.; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice President, Treasurer, and Trustee, Federated Investors; Vice President and Treasurer, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Executive Vice President, Treasurer, and Director, Federated Securities Corp.; Trustee, Federated Services Company and Federated Shareholder Services; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President of the Funds.

David M. Taylor *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Senior Vice President, Federated Administrative Services; Treasurer of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Vice President, Secretary, and Trustee, Federated Advisers, Federated Management, and Federated Research; Vice President and Secretary, Federated Research Corp. and Passport Research, Ltd.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; Secretary and Trustee, Federated Shareholder Services; Executive Vice President and Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.

     * This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
     @ Member of the Executive Committee. The Executive Committee of the Board
       of Directors handles the responsibilities of the Board of Directors between meetings of the Board.
THE FUNDS
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated Growth Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S, Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Directors as a group own less than 1% of the Fund's outstanding shares.
As of September 18, 1995, , the following shareholder(s) of record owned, in nominee name accounts for the benefit of their customers, 5% or more of the outstanding shares of the Prime Cash Series: BHC Securities Inc., Philadelphia, PA, owned approximately 172,622,442.07 shares (13.05%); Primevest Financial Services, St. Cloud, MN, owned approximately 144,268,789.05 shares (10.91%); Hanifen Imhoff Clearing Corp., Denver, CO, owned approximately 88,736,811.95 shares (6.71%); and Stern, Agee & Leach, Birmingham, AL, owned approximately 71,587,287.26 shares (5.41%).
Directors Compensation
                 AGGREGATE
NAME ,         COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
CORPORATION      CORPORATION*#      FROM FUND COMPLEX +

John F. Donahue, $0        $0 for the Fund and
Chairman and Director         68 other investment companies in the Fund Complex
Thomas G. Bigley,          $2,395  $20,688 for the Fund and
Director                   49 other investment companies in the Fund Complex
John T. Conroy,  $3,515    $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
William J. Copeland,       $3,515  $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
James E. Dowd,   $3,515    $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.,   $3,225  $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.,   $3,515  $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
Peter E. Madden, $2,749    $90,563 for the Fund and
Director                   64 other investment companies in the Fund Complex
Gregor F. Meyer, $3,225    $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
John E. Murray, Jr.,       $1,600  $0 for the Fund and
Director                   64 other investment companies in the Fund Complex
Wesley W. Posvar,          $3,225  $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
Marjorie P. Smuts,         $3,225  $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex

*Information is furnished for the fiscal year ended May 31, 1995.
#The aggregate compensation is provided for the Corporation which is comprised of 4 portfolios.
+The information is provided for the last calendar year.
DIRECTOR LIABILITY
The Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES
INVESTMENT ADVISER
The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Company, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Company. ADVISORY FEES
For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended May 31, 1995, 1994, and 1993, the adviser earned $4,431,610, $4,069,739, and $3,977,466, respectively, of which $1,803,372, $1,478,163, and $1,193,205, respectively, were waived.
  State Expense Limitations
  The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
  If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
  This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators".) For the fiscal years ended May 31, 1995, 1994, and 1993, the Administrators earned $670,946, $621,911, and $600,408, respectively. Dr. Henry J. Gailliot, an officer of Federated Advisers, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders ^ by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; and (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal period ending May 31, 1995, payments in the amount of $833,391 were made pursuant to the Distribution Plan, all of which was paid to financial institutions. In addition, for this period, the Fund paid Shareholder Services fees ^ in the amount of $2,215,805. ^
Custodian and Portfolio Recordkeeper.   State Street Bank and Trust Company ,
Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
Transfer Agent. As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the number of shareholder accounts.
DETERMINING NET ASSET VALUE
The Directors have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND
The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Directors determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
THE FUND'S TAX STATUS
To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION
Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
The Fund's yield for the seven-day period ended May 31, 1995, was 5.28%. EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
The Fund's effective yield for the seven-day period ended May 31, 1995, was
5.42%.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
The Fund's average annual total returns for the one- year period and five-year period ended May 31, 1995, and for the period from August 15, 1989 (start of performance) through May 31, 1995 were 4.60%, 4.20%, and 4.75%, respectively. PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   - LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   - DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.
   - MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
ABOUT FEDERATED INVESTORS
Federated is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL
Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.
The

*Source:  Investment Company Institute

marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated mutual funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division. FINANCIAL STATEMENTS
The financial statements for Prime Cash Series for the fiscal year ended May 31, 1995 are incorporated herein by reference to the Annual Report to Shareholders of Prime Cash Series dated May 31, 1995.

9080101B-PCS(9/95)

TREASURY CASH SERIES
(A PORTFOLIO OF CASH TRUST SERIES, INC.)

PROSPECTUS

The shares of Treasury Cash Series (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Cash Trust Series, Inc. (the "Company"), an open-end management investment company (a mutual fund). The Fund invests in short-term U.S. Treasury securities to achieve current income consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact your financial institution.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES            1     INVESTING IN THE FUND               7
-------------------------------------     -------------------------------------


FINANCIAL HIGHLIGHTS--TREASURY CASH        Share Purchases                    7
SERIES                              2       Through a Financial Institution   7
-------------------------------------       By Wire                           7

                                            By Mail                           8
GENERAL INFORMATION                 3       Systematic Investment Program     8
-------------------------------------      Minimum Investment Required        8

                                           Certificates and Confirmations     8
INVESTMENT INFORMATION              3      Dividends                          8
-------------------------------------      Capital Gains                      8


 Investment Objective               3     REDEEMING SHARES                    8
 Investment Policies                3     -------------------------------------
  Acceptable Investments            3

  Repurchase Agreements             3      Through a Financial Institution    9
  When-Issued and Delayed Delivery          Receiving Payment                 9
   Transactions                     3        By Wire                          9
 Investment Limitations             4      By Mail                            9
 Regulatory Compliance              4       By Writing a Check               10

                                         By VISA Card                10
FUND INFORMATION               4
-------------------------------------      Telephone Redemption         10
                                           By a Systematic Withdrawal
                                           Program                           10

                                        Accounts with Low Balances        11
 Management of the Fund        4
  Board of Directors                4

  Investment Adviser                4     SHAREHOLDER INFORMATION            11
   Advisory Fees                    5     -------------------------------------
   Adviser's Background             5

 Distribution of Shares             5      Voting Rights                     11

  Distribution and Shareholder
Services                       5

                                          TAX INFORMATION                    11
                                       -------------------------------------
  Supplemental Payments to

   Financial Institutions      6

                                        Federal Income Tax                11
 Administration of the Fund    6

  Administrative Services      6       Pennsylvania Corporate and
  Custodian                         7       Personal Property Taxes     11

  Transfer Agent and Dividend               Other State and Local Taxes 12
   Disbursing Agent            7

  Independent Auditors              7     PERFORMANCE INFORMATION            12

                                          -------------------------------------

NET ASSET VALUE                     7
-------------------------------------     ADDRESSES                          13

                                          -------------------------------------

SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                      SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
 (as a percentage of offering price)...............................        None
Maximum Sales Load Imposed on Reinvested Dividends
 (as a percentage of offering price)...............................        None
Contingent Deferred Sales Charge (as a percentage of original pur-
chase price
 or redemption proceeds, as applicable)............................        None
Redemption Fee (as a percentage of amount redeemed, if applicable).        None
Exchange Fee.......................................................        None
                       ANNUAL FUND OPERATING EXPENSES
                   (As a percentage of average net assets)
Management Fee (after waiver) (1)..................................        0.42%
12b-1 Fee (after waiver) (2).......................................        0.10%
Total Other Expenses...............................................        0.47%
  Shareholder Services Fee.........................................  0.25%
    Total Fund Operating Expenses (3)..............................        0.99%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.
(2) The maximum 12b-1 fee is 0.35%.
(3) The total Fund operating expenses would have been 1.07% absent the voluntary waiver of a portion of the management fee.

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "CASH TRUST SERIES, INC. INFORMATION." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                         1 year 3 years 5 years 10 years
-------                                         ------ ------- ------- --------
You would pay the following expenses on a
$1,000 investment,
assuming (1) 5% annual return and (2) redemp-
tion at the end
of each time period............................  $10     $32     $55     $121

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

TREASURY CASH SERIES
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated July 14, 1995, on the Fund's financial statements for the year ended May 31, 1995, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                          YEAR ENDED MAY 31,
                         -----------------------------------------------------
                           1995     1994     1993     1992     1991   1990(A)
-----------------------  -------- -------- -------- -------- -------- --------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
-----------------------
INCOME FROM INVESTMENT
 OPERATIONS
-----------------------
 Net investment income      0.04     0.02     0.02     0.04     0.07     0.02
-----------------------
LESS DISTRIBUTIONS
-----------------------
 Distributions from net
 investment
 income                    (0.04)   (0.02)   (0.02)   (0.04)   (0.07)   (0.02)
-----------------------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE, END OF   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
 PERIOD                   ------   ------   ------   ------   ------   ------
-----------------------
TOTAL RETURN (B)            4.34%    2.37%    2.47%    4.24%    6.83%    2.42%
-----------------------
RATIOS TO AVERAGE NET
 ASSETS
-----------------------
 Expenses                   0.99%    0.99%    0.99%    0.98%    0.88%
0.60%(c)
-----------------------
 Net investment income      4.26%    2.33%    2.46%    4.18%    6.39%
7.75%(c)
-----------------------
 Expense waiver/
 reimbursement (d)          0.08%    0.10%    0.04%    0.04%    0.22%
0.44%(c)
-----------------------
SUPPLEMENTAL DATA
-----------------------
 Net assets, end of pe-
 riod
 (000 omitted)
-----------------------  $424,091 $427,005 $532,334 $638,761 $713,430 $127,800

(a) Reflects operations for the period from February 7, 1990 (date of initial public investment) to May 31, 1990.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated May 31, 1995, which can be obtained free of charge.

GENERAL INFORMATION
-------------------------------------------------------------------------------

The Company was established as a Maryland corporation under Articles of Incorporation dated February 1, 1993. The Articles of Incorporation permit the Company to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed for customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers, and broker/dealers as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing only in short-term U.S. Treasury securities. A minimum initial investment of $10,000 is required, except for retirement plans which have a minimum initial investment of $1,000. Subsequent investments must be in amounts of at least $500.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in U.S. Treasury securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

The Fund will limit its investments to investments which, if owned directly, pay interest exempt from state personal income tax. Therefore, dividends paid by the Fund may be exempt from state personal income tax.

ACCEPTABLE INVESTMENTS. The Fund invests only in U.S. Treasury securities, which are fully guaranteed as to principal and interest by the United States.

REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of its total assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

CASH TRUST SERIES, INC. INFORMATION
-------------------------------------------------------------------------------

MANAGEMENT OF CASH TRUST SERIES, INC.

BOARD OF DIRECTORS. The Company is managed by a Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Company's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

  ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

  ADVISER'S BACKGROUND. Federated Advisers, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son,
  J. Christopher Donahue, who is President and Trustee of Federated
  Investors.

  Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Company and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

DISTRIBUTION AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the Fund may pay to the distributor an amount, computed at an annual rate of
 .35 of 1% of the average daily net asset value of the Fund to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support as agents for their clients or customers.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of the Fund to obtain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholders Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. From time to time and for such periods as deemed appropriate, the amounts stated above may be reduced voluntarily. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund, the distributor, or Federated Shareholder Services, as appropriate.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may also pay financial institutions a fee for providing certain services to shareholders or as financial assistance for providing substantial marketing and sales support. The support may include sponsoring sales, educational, and training seminars for employees of the financial institution, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such financial assistance will be predicated upon the amount of shares of the Fund the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made in addition to the amounts paid under the Plan(s) may be reimbursed by the adviser or its affiliates, and not the Fund.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

        MAXIMUM FEE                        AVERAGE AGGREGATE DAILY NET ASSETS
        -----------                        -----------------------------------
        .15 of 1%                          on the first $250 million
        .125 of 1%                         on the next $250 million
        .10 of 1%                          on the next $250 million
        .075 of 1%                         on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company, MA, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund.

INDEPENDENT AUDITORS. The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, PA.

NET ASSET VALUE
-------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND
-------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased as described below. Accounts may be opened through a financial institution (such as a bank or broker/dealer) or by completing, signing, and returning the new account form available from the Fund. In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

THROUGH A FINANCIAL INSTITUTION. Investors may call their financial institutions to place an order. Orders through a financial institution are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

BY WIRE. To purchase by wire, call the Fund before 3:00 p.m. (Eastern time) to place an order. All information needed will be taken over the telephone, and the order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that same day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention; EDGEWIRE; For Credit to: Treasury Cash Series; Fund Number (this number can be found on the account statement or by contacting the Fund) Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028.

BY MAIL. To purchase by mail, send a check made payable to Treasury Cash Series to: Federated Services Company, Treasury Cash Series, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

SYSTEMATIC INVESTMENT PROGRAM. Under this program, funds in a minimum of $500 are automatically withdrawn periodically from the shareholder's checking account at any Automated Clearing House member institution and invested in Fund shares.

Shareholders should contact their financial institution and/or the Fund to participate in this program.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment is $10,000. The minimum initial investment for retirement plans is $1,000. Minimum subsequent investments must be $500. Minimum investments will be calculated by combining all accounts maintained with the Fund. The Fund may from time to time waive the minimum investment requirements.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

REDEEMING SHARES
-------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

THROUGH A FINANCIAL INSTITUTION

Shares may be redeemed by calling the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request from the financial institution. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. The financial institution may charge customary fees and commissions for this service.

An authorization form permitting redemption requests by telephone must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, another method of redemption, such as "By Mail," should be considered.

RECEIVING PAYMENT. Pursuant to instructions from the financial institution, redemptions will be made by check or by wire.

  BY WIRE. Proceeds for redemption requests received before 12:00 noon, (Eastern time) will be wired the same day but will not be entitled to that day's dividend. Redemption requests received after 12:00 noon, (Eastern time) will receive that day's dividends and will be wired the following business day.

BY MAIL

Shares may be redeemed by sending a written request to: Treasury Cash Series, P.O. Box 8600, Boston, MA 02266-8600. The written request should state:
Treasury Cash Series; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they should be sent by insured mail with the written request to: Federated Services Company, 500 Victory Road-2nd Floor, North Quincy, MA, 02171.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

  . trust company or commercial bank whose deposits are insured by the Bank
     Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");
  . a member of the New York, American, Boston, Midwest, or Pacific Stock
     Exchanges;
  . a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or
  . any other "eligible guarantor institution," as defined in the Securities
     Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

BY WRITING A CHECK. At the shareholder's request, a checking account for redeeming shares will be established. For further information, contact State Street Bank and Trust Company.

With this checking account, shares may be redeemed by writing a check for $100.00 or more. The redemption will be made at the net asset value on the date that the check is presented to the Fund. A check may not be written to close an account. A shareholder may obtain cash by negotiating the check through the shareholder's local bank. Checks should never be made payable or sent to State Street Bank and Trust Company to redeem shares. Cancelled checks are sent to the shareholder each month.

BY VISA CARD. At the shareholder's request, State Street Bank and Trust Company will establish a VISA account. This account allows a shareholder to redeem shares by using a VISA card. A fee, determined by State Street Bank and Trust Company, will be charged to the account for this service. For further information, contact the Fund.

TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

If the redemption request is received before 12:00 noon (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 12:00 noon (Eastern time). However, the proceeds are not wired until the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 12:00 noon (Eastern time).

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

BY A SYSTEMATIC WITHDRAWAL PROGRAM

If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an Automated Clearing House member. Shareholders may apply for participation in this program through their financial institution.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Company have equal voting rights, except that in matters affecting only a particular portfolio, only shares of that portfolio are entitled to vote. As a Maryland corporation, the Company is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Company's or the Fund's operation and for the election of Directors, under certain circumstances.

Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Directors upon the written request of shareholders owning at least 10% of the outstanding shares of the Company.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Company's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES

Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

OTHER STATE AND LOCAL TAXES. The Fund will limit its investments to those which, if owned directly, pay interest exempt from state personal income tax. However, under the laws of some states, the net investment income distributed by the Fund may be taxable to shareholders. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

ADDRESSES
--------------------------------------------------------------------------------

Cash Trust Series, Inc.                           Federated Investors Tower
                                                  Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Distributor
              Federated Securities Corp.          Federated Investors Tower
                                                  Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Investment Adviser
              Federated Advisers                  Federated Investors Tower
                                                  Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Custodian
              State Street Bank and Trust Company
                                                  P.O. Box 8600 Boston, MA
                                                  02266-8600
--------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
              Federated Services Company
                                                  P.O. Box 8600 Boston, MA
                                                  02266-8600
--------------------------------------------------------------------------------

Independent Public Accountants
              Deloitte & Touche LLP               2500 One PPG Place
                                                  Pittsburgh, PA 15222
--------------------------------------------------------------------------------

                                        TREASURY CASH SERIES

                                        PROSPECTUS


                                        A Diversified Portfolio of

                                        Cash Trust Series, Inc., an Open-End
                                        Management Investment Company

                                        Prospectus dated September 30, 1995






[LOGO] FEDERATED SECURITIES CORP.
       DISTRIBUTOR

       A subsidiary of FEDERATED INVESTORS

       FEDERATED INVESTORS TOWER
       PITTSBURGH, PA 15222-3779

       CUSIP 147551402
       0010801A (9/95)




TREASURY CASH SERIES

(A PORTFOLIO OF CASH TRUST SERIES, INC.)
Statement of Additional Information










   This Statement of Additional Information should be read with the prospectus of Treasury Cash Series (the "Fund"), a portfolio of Cash Trust Series, Inc. (the "Company") dated September 30, 1995. This Statement is not a prospectus. To receive a copy of a prospectus, write or call the Fund.

   Federated Investors Tower
   Pittsburgh, PA 15222-3779

   Statement dated September 30, 1995

Federated Securities Corp.
Distributor
A subsidiary of Federated Investors

TABLE OF CONTENTS

FUND HISTORY                     1     SHARE OWNERSHIP 7
INVESTMENT POLICIES              1     DIRECTORS COMPENSATION    8
 WHEN-ISSUED AND DELAYED               DIRECTOR LIABILITY   8
  DELIVERY TRANSACTIONS         1
 REPURCHASE AGREEMENTS          1
 REVERSE REPURCHASE AGREEMENTS  1
INVESTMENT LIMITATIONS           1
 SELLING SHORT AND BUYING ON
  MARGIN                        1
 ISSUING SENIOR SECURITIES AND
  BORROWING MONEY               1
 PLEDGING ASSETS                2
 LENDING CASH OR SECURITIES     2
 INVESTING IN RESTRICTED
  SECURITIES                    2
 INVESTING IN COMMODITIES       2
 CONCENTRATION OF INVESTMENTS   2
 DIVERSIFICATION OF INVESTMENTS 2
 UNDERWRITING                   2
 INVESTING IN ILLIQUID
  SECURITIES                    2
 INVESTING IN SECURITIES OF
   OTHER INVESTMENT COMPANIES   2
 INVESTING FOR CONTROL          2
 INVESTING IN ISSUERS WHOSE
  SECURITIES ARE
  OWNED BY OFFICERS AND
  DIRECTORS                     2
 INVESTING IN OPTIONS           2
 INVESTING IN MINERALS          3
BROKERAGE TRANSACTIONS           3
CASH TRUST SERIES, INC.
MANAGEMENT                       3
 THE FUNDS                      7
INVESTMENT ADVISORY SERVICES                                           9
 INVESTMENT ADVISER             9
 ADVISORY FEES                  9
  STATE EXPENSE LIMITATIONS     9
FUND ADMINISTRATION              9
DISTRIBUTION PLAN AND
SHAREHOLDER SERVICES AGREEMENT   9
DETERMINING NET ASSET VALUE     10
REDEMPTION IN KIND              10
THE FUND'S TAX STATUS           10
PERFORMANCE INFORMATION         11
 YIELD                         11
 EFFECTIVE YIELD               11
 TOTAL RETURN                  11
 PERFORMANCE COMPARISONS       11
ABOUT FEDERATED INVESTORS       11
 MUTUAL FUND MARKET            12
 INSTITUTIONAL                 12
 TRUST ORGANIZATIONS           12
 BROKER/DEALERS                12
FINANCIAL STATEMENTS            12


FUND HISTORY
The Fund is a portfolio of Cash Trust Series, Inc. (the "Company"). The Fund was established as a portfolio of Cash Trust Series, a Massachusetts business Trust, on November 16, 1989, and on June 15, 1993, reorganized as a portfolio of a corporation organized under the laws of the State of Maryland. It is qualified to do business as a foreign corporation in Pennsylvania.
INVESTMENT POLICIES
Unless indicated otherwise, the policies described below may be changed by the Board of Directors without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Directors.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled. INVESTMENT LIMITATIONS
SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.
The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of the portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to, assure completion of the reverse repurchase agreements.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In these cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.
LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may purchase or hold portfolio securities permitted by its investment objective, policies, limitations or Articles of Incorporation.
INVESTING IN RESTRICTED SECURITIES
The Fund will not purchase or sell securities which are restricted as to resale under federal securities law.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in any one industry. The U.S. government is not considered to be an industry. DIVERSIFICATION OF INVESTMENTS
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer. UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS
The Fund will not purchase or retain the securities of any issuer if the Officers and Directors of the Company or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items". Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Directors. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
Cash Trust Series, Inc. Management
Officers and Directors are listed with their addresses, present positions with Cash Trust Series, Inc., and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Director
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of
J. Christopher Donahue, Executive Vice President and Director of the Company.

Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Director
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Director
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Director
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.

J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President and Director
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Director
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Director
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.

Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center -- Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Director
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.

Peter E. Madden
70 Westcliff Road
Westin, MA
Birthdate:  March 16, 1942
Director
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.

Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center -- Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Director
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Director
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Director
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Director
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
President
Executive Vice President and Trustee, Federated Investors; Director, Federated Research Corp.; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice President, Treasurer, and Trustee, Federated Investors; Vice President and Treasurer, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Executive Vice President, Treasurer, and Director, Federated Securities Corp.; Trustee, Federated Services Company and Federated Shareholder Services; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President of the Funds.

David M. Taylor *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Senior Vice President, Federated Administrative Services; Treasurer of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Vice President, Secretary, and Trustee, Federated Advisers, Federated Management, and Federated Research; Vice President and Secretary, Federated Research Corp. and Passport Research, Ltd.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; Secretary and Trustee, Federated Shareholder Services; Executive Vice President and Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.

     * This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
     @ Member of the Executive Committee. The Executive Committee of the Board
       of Directors handles the responsibilities of the Board of Directors between meetings of the Board.
THE FUNDS
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated Growth Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S, Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Directors as a group own less than 1% of the Fund's outstanding shares.
As of September 18, 1995, , the following shareholder(s) of record owned, in nominee accounts for the benefit of their customers, 5% or more of the outstanding shares of the Treasury Cash Series: Woodward & Lothrop Inc., Alexandria, VA, owned approximately 100,049,000 shares (16.57%); BHC Securities Inc., Philadelphia, PA, owned approximately 60,955,654.46 shares (10,09%); and Corptrust & Co., Bank of America, Chicago, IL, owned approximately 17,136,965.16 (6.15%).
Directors Compensation
                 AGGREGATE
NAME ,         COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
CORPORATION      CORPORATION*#      FROM FUND COMPLEX +

John F. Donahue, $0        $0 for the Fund and
Chairman and Director         68 other investment companies in the Fund Complex
Thomas G. Bigley,          $2,395  $20,688 for the Fund and
Director                   49 other investment companies in the Fund Complex
John T. Conroy,  $3,515    $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
William J. Copeland,       $3,515  $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
James E. Dowd,   $3,515    $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.,   $3,225  $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.,   $3,515  $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
Peter E. Madden, $2,749    $90,563 for the Fund and
Director                   64 other investment companies in the Fund Complex
Gregor F. Meyer, $3,225    $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
John E. Murray, Jr.,       $1,600  $0 for the Fund and
Director                   64 other investment companies in the Fund Complex
Wesley W. Posvar,          $3,225  $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
Marjorie P. Smuts,         $3,225  $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex

*Information is furnished for the fiscal year ended May 31, 1995.
#The aggregate compensation is provided for the Corporation which is comprised of 4 portfolios.
+The information is provided for the last calendar year.
DIRECTOR LIABILITY
The Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES
INVESTMENT ADVISER
The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Company, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Company. ADVISORY FEES
For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended May 31, 1995, 1994, and 1993, the adviser earned $2,165,237, $2,413,838, and $3,022,161, respectively, of which $351,246, $475,263, and $242,785, respectively, were waived.
  State Expense Limitations
  The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
  If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
  This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators".) For the fiscal years ended May 31, 1995, 1994, and 1993, the Administrators earned $327,818, $441,499, and $469,245, respectively. Dr. Henry J. Gailliot, an officer of Federated Advisers, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders ^ by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; and (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal period ending May 31, 1995, payments in the amount of $433,048 were made pursuant to the Distribution Plan, all of which was paid to financial institutions. In addition, for this period, the Fund paid Shareholder Services fees ^ in the amount of $1,082,621. ^
Custodian and Portfolio Recordkeeper.   State Street Bank and Trust Company ,
Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
Transfer Agent. As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the number of shareholder accounts.
DETERMINING NET ASSET VALUE
The Directors have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND
The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Directors determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
THE FUND'S TAX STATUS
To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION
Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
The Fund's yield for the seven-day period ended May 31, 1995, was 5.13%. EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
The Fund's effective yield for the seven-day period ended May 31, 1995, was
5.26%.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
The Fund's average annual total returns for the one- year period and the five-year period ended May 31, 1995, and for the period from February 7, 1990 (start of performance) to May 31, 1995 were 4.34%, 4.04%, and 4.26%, respectively. PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   - LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   - DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.
   - MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
ABOUT FEDERATED INVESTORS
Federated is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL
Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.
The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/BEALER SUBSIDIARIES
Federated mutual funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division. FINANCIAL STATEMENTS
The financial statements for Treasury Cash Series for the fiscal year ended May 31, 1995 are incorporated herein by reference to the Annual Report to Shareholders of Treasury Cash Series dated May 31, 1995.




*Source:  Investment Company Institute
0010801B-TCS(9/95)